1933 Act File No. 333-184477
1940 Act File No. 811-22761

As filed with the Securities and Exchange Commission on March 4, 2013

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO. 3
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
AMENDMENT NO. 5
(CHECK APPROPRIATE BOX OR BOXES)

STONE RIDGE TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

405 LEXINGTON AVENUE, 55TH FLOOR
NEW YORK, NEW YORK 10174
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE
(212) 257-4778

JANE KORACH
STONE RIDGE TRUST
405 LEXINGTON AVENUE, 55TH FLOOR
NEW YORK, NEW YORK 10174
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MICHAEL S. CACCESE
CLAIR E. PAGNANO
K&L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950

It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box: [  ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 Subject to Completion Dated March 4, 2013
The information in this Prospectus is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This Prospectus is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

Prospectus

[         ] [   ], 2013

Stone Ridge Asset Management LLC
______________________________________________________________________________

A Fund For Long-Term Investors Seeking To Invest In:

Domestic Securities

Stone Ridge U.S. Master Variance
Risk Premium Fund

Share Class	Ticker Symbol
Class I	[ ]
Class M	[ ]

This Prospectus describes Class I and Class M shares of the Fund which are generally available to institutional investors, clients of institutional investors and clients of registered investment advisers (“RIAs”) meeting certain qualifications and that have completed a training program provided by the Fund’s investment adviser and certain other eligible investors. The Fund does not charge sales commissions or loads.

Before investing or allocating shares of the Fund to a client’s account, investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors or clients and is not designed to be a complete investment program.  An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested.  Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or client’s net worth, income, age, and risk tolerance.  Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of their investment.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

This Prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

STONE RIDGE TRUST

TABLE OF CONTENTS

Page

FUND SUMMARY	S-1
Stone Ridge U.S. Master Variance Risk Premium Fund	S-1

IMPORTANT INFORMATION REGARDING FUND SHARES	S-5

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS	1
More Information on Investment Strategies	1
Risks of Investing	4

MANAGEMENT AND ORGANIZATION	11
Investment Adviser	11
Portfolio Managers	11
Distributor and Transfer Agent	12

SHAREHOLDER INFORMATION	12
Initial Asset Caps of the Underlying Funds	12
How Fund Share Prices Are Calculated	12

INVESTING IN THE FUND	13
Eligibility to Buy Class I Shares and Class M Share	13
Investment Minimums	14
Other Policies	14

HOW TO BUY CLASS I SHARES AND CLASS M SHARES	14
How to Buy Shares	14
Customer Identification Program	15
eDelivery	15

HOW TO REDEEM CLASS I SHARES AND CLASS M SHARES	15
Payments of Redemption Proceeds	16
Dividend Reinvestment Program	16
Dividends, Distributions and Taxes	16
Frequent Purchases and Sales of Fund Shares	18

DISTRIBUTION ARRANGEMENTS	19
Distribution and Servicing (12b-1) Plan	19
Payments to Financial Firms	19

FINANCIAL HIGHLIGHTS	19

PRIVACY POLICY	20

USEFUL SHAREHOLDER INFORMATION	Back Cover

FUND SUMMARY

Stone Ridge U.S. Master Variance Risk Premium Fund

Investment Objective

The Stone Ridge U.S. Master Variance Risk Premium Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class I	Class M
Management Fees	[ ]%	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%	[ ]%
Other Expenses(1)	[ ]%	[ ]%
Acquired Fund Fees and Expenses(2)	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%
Expense Reimbursement(3)	[ ]%	[ ]%
Total Annual Fund Operating Expenses After Expense Reimbursement	[ ]%	[ ]%

(1)           "Other expenses" are based on estimated amounts for the current fiscal year.
(2)           Reflects the Fund’s allocable share of the advisory fees and other expenses of the funds in which it invests.
(3)           Through [insert date 12 months after the effective date], the Adviser has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund or a Class thereof (excluding taxes, brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund's business) solely to the extent necessary to limit the Total Annual Fund Operating Expenses to [  ]% for Class I shares and [   ]% for Class M shares.  The Adviser shall be permitted to recover expenses attributable to the Fund or a Class thereof that the Adviser has borne in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of the fiscal year in which the Adviser waived a fee or reimbursed an expense. Any such recovery by the Adviser will not cause a Class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) through [insert date 12 months after the effective date], as discussed in Footnote No. 3 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I Shares	$[ ]	$[ ]
Class M Shares	$[ ]	$[ ]

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Fund does not pay transaction costs when buying and selling shares of other mutual funds (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate is expected to be over [     ]% of the Fund’s total assets in the first year of operations.

Principal Investment Strategies

Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing.  The Fund is a special type of mutual fund that invests in a combination of other mutual funds (the “Underlying Funds”), specifically Class I Shares of the Stone Ridge U.S. Variance Risk Premium Fund (the “U.S. Variance Risk Premium Fund”) and Class I Shares of the Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap Variance Risk Premium Fund”).  The Underlying Funds were chosen based on the determination of the Adviser that they could provide long-term capital appreciation.

Under normal market conditions, the Fund will invest at least 80% of its net assets in the Underlying Funds that invest principally in U.S. issuers.  Initially, the Adviser anticipates allocating approximately two-thirds (2/3) of its assets to the U.S. Variance Risk Premium Fund and approximately one-third (1/3) of its assets to the U.S. Small Cap Variance Risk Premium Fund. The Fund's asset allocation targets may vary in particular cases and may change over time without prior notice.

Sources of expected return for the Underlying Funds may include the equity risk premium, defined as the tendency for average equity returns to be above average cash returns as compensation for bearing equity risk, and the variance risk premium, defined as the tendency for option implied volatility to be higher than realized volatility, on average, for bearing variance risk.  In constructing an investment portfolio for the Underlying Funds, the Adviser seeks to identify a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics.  The Adviser then seeks to obtain a meaningful subset of that universe while efficiently managing portfolio turnover and seeking to keep trading costs as low as practicable, given the appropriate execution requirements of the strategy.  The Adviser does not intend to purchase or sell securities for the investment portfolios of the Underlying Funds based on prospects for the economy, the securities markets or the individual issuers themselves.

The Adviser monitors the Underlying Funds and periodically rebalances the Fund's investments to bring them back within their target asset allocation ranges. In response to changing market or economic conditions, the Adviser may change the Fund's target asset allocation ranges at any time, without prior approval from or notice to shareholders. For temporary periods, the Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments. This will generally occur at times when the Adviser is unable to immediately invest cash received from purchases of Fund shares or from redemptions of other investments.

The Underlying Funds may also enter into futures and swap contracts on stock indices.  The Underlying Funds also intend to write (sell) call options on individual stocks, exchange traded funds (“ETFs”), and indices.  The Underlying Funds may also write (sell) index and ETF put options.  For both calls and puts, each Underlying Fund will only sell “covered” options (i.e., where the Underlying Fund either segregates liquid assets at its custodian in an amount at least equal to the exercise price of the option or holds an offsetting position).  Generally, each Underlying Fund intends to sell call and put options that are “at” or “out-of-the-money” (i.e., for calls (for puts), the exercise price generally will be at or above (or below) the current price of the applicable stock, ETF, or index when the option is sold).  Such options that are more substantially “out-of-the-money” generally would pay a lower premium than options that are slightly “out-of-the-money.”  In certain circumstances, an Underlying Fund may also trade “in the money” options.  By selling call options, an Underlying Fund will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for an option premium.  By selling put options, an Underlying Fund will sell protection to the option purchaser in exchange for an option premium.  If, at expiration, an option sold by an Underlying Fund is exercised, the Underlying Fund will pay the purchaser the difference between the cash value of the applicable index or security and the exercise price of the option or will make or take delivery of the applicable equity security or securities.  The premium, the exercise price and the market value of the applicable stock, ETF, or index together will determine the gain or loss realized by an Underlying Fund as the seller of the option. As a result of the Underlying Funds’ option strategy and the use of leverage, the derivatives risk (described further below) will be significant in the Underlying Funds.

The Underlying Funds may lend their portfolio securities to broker-dealers and other institutional borrowers.

The Underlying Funds may obtain leverage through borrowings in seeking their investment objectives. The Underlying Funds’ borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. Each Underlying Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The Investment Company Act of 1940, as amended (the “1940 Act”) requires each Underlying Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  This means that the value of an Underlying Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness), measured at the time such Underlying Fund incurs the indebtedness.

The Underlying Funds may at times hold significant cash or government obligations to cover their derivatives positions.

The Underlying Funds’ investment adviser may also consider the tax consequences of the Underlying Funds’ investment strategy, but there is no assurance that the Underlying Funds will be managed in a tax-advantaged manner.

Principal Investment Risks

The Fund is generally available to institutional investors, clients of institutional investors and clients of registered investment advisers (“RIAs”) meeting certain qualifications and that have completed a training program provided by the Fund’s investment adviser and certain other eligible investors. Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.

There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested.  Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or client’s net worth, income, age, and risk tolerance.  Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of their investment.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of the Fund’s investments may change because of broad changes in the markets in which the Underlying Funds invest or because of the Fund’s asset allocation, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.

The following summarizes the main risks that the Fund is subject to based on its investments in the Underlying Funds.  The risks described below are risks to the Fund’s overall portfolio.  Before investing, be sure to read the additional descriptions of these risks under “Risks of Investing,” beginning on page [    ] of this Prospectus.

Investing in the Underlying Funds.  The investment objective of each Underlying Fund is to seek long term capital appreciation.  Generally, the U.S. Variance Risk Premium Fund and the U.S. Small Cap Variance Risk Premium Fund have the same principal investment strategies as one another, and as those described above, except that the U.S. Small Cap Variance Risk Premium Fund (under normal market conditions) invests primarily in securities of U.S. issuers consisting of common stocks of U.S. small cap companies, ETFs whose portfolios consist primarily of common stocks of U.S. small cap companies and derivative instruments related to those securities.  The Adviser considers small cap companies to be those companies that, at the time of purchase, have market capitalizations smaller than the 1,000th largest U.S. company. The risks of each of the Underlying Funds are described below.  To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund.  Generally, a greater allocation to the U.S. Small Cap Variance Risk Premium Fund will have the effect of increasing the risks associated with small-cap issuers.  The risks listed below for the Fund include both the risks associated with an investment in the Fund and the risks associated with indirect investment in the portfolio of each of the Underlying Funds.

There is no guarantee that the Fund or any Underlying Fund will achieve its investment objective. The Underlying Funds will pursue their investment objectives and policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund may be forced to sell its shares of that Underlying Fund at a disadvantageous time. The prospectuses and Statements of Additional Information of the Underlying Funds are available without charge by calling toll free at (855) 609-3680 and can also be viewed and downloaded on the Fund’s website at www.stoneridgefunds.com.

Allocation Risk.  The Fund's ability to achieve its investment objective depends largely upon the performance of the Underlying Funds and selecting the best allocation of assets to the Underlying Funds. There is the risk that the Adviser’s evaluations and assumptions regarding the Underlying Funds' prospects may be incorrect in light of actual market conditions.  There is the risk that the Underlying Funds’ will not achieve their investment objectives.

Equity Investing Risk. The Underlying Funds’ shares are sensitive to stock market volatility and the stocks in which the Underlying Funds invest may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines the value of the Underlying Funds’ shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Derivatives Risk. The use of derivatives by an Underlying Fund can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in an Underlying Fund, which magnifies such Underlying Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by an Underlying Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing an Underlying Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of an Underlying Fund’s shares may decline and such Underlying Fund could experience delays in the return of collateral or other assets held by the counterparty and an investor may lose money. The loss on derivative transactions may substantially exceed the initial investment. The Underlying Funds may engage in transactions in exchange-traded and over-the-counter (“OTC”) options. OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange-based” markets. By engaging in option transactions in these markets, the Underlying Funds may take a credit risk with regard to parties with which they trade and also may bear the risk of settlement default. The counterparty to an OTC derivatives contract or a borrower of an Underlying Fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Underlying Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing the Underlying Funds’ share price and income level. The Underlying Funds’ use of derivatives may be extensive.

ETF Risk. Investing in an ETF exposes the Underlying Funds to all of the risks of that ETF’s investments and subjects them to a pro rata portion of the ETF’s fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Underlying Funds may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and an Underlying Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact the Underlying Funds performance.

Borrowing Risk.  Each Underlying Fund may borrow to meet redemption requests or for investment purposes (i.e., to purchase additional portfolio securities).  An Underlying Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. Each Underlying Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit.  Borrowing also will cost an Underlying Fund interest expense and other fees.  The cost of borrowing may reduce an Underlying Fund’s return.  In addition to any more stringent terms imposed by a lender, the 1940 Act requires each Underlying Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow each Underlying Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. An Underlying Fund will borrow only if the value of such Underlying Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time an Underlying Fund should fail to meet this 300% coverage requirement, within three business days, such Underlying Fund will seek to reduce its borrowings to meet the requirement. An Underlying Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

Leveraging Risk. Each Underlying Fund may borrow or enter into leveraged derivative transactions for investment purposes, which will cause such Underlying Fund to incur investment leverage.  Therefore the Underlying Funds are subject to leveraging risk.  Leverage magnifies an Underlying Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Underlying Fund would otherwise have.  The value of an investment in an Underlying Fund will be more volatile and other risks tend to be compounded if and to the extent such Underlying Fund borrows or uses leveraged derivatives or other investments that have embedded leverage. Engaging in such transactions may cause an Underlying Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Securities Lending Risk. Each Underlying Fund may lend its securities. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of an Underlying Fund’s shares may fall and there may be a delay in recovering the loaned securities. The value of an Underlying Fund’s shares could also fall if a loan is called and such Underlying Fund is required to liquidate reinvested collateral at a loss or if the Underlying Fund’s investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Affiliated Portfolio Risk. In managing the Fund, the Adviser will have authority to change the asset allocation amounts to the Underlying Funds. The Adviser may be subject to potential conflicts of interest in allocating assets to the Underlying Funds because the fees paid to it by some Underlying Funds may be higher than the fees paid by other Underlying Funds. As of the date of this Prospectus, the management fees of the Underlying Funds are identical.  However the Adviser monitors the investment process to seek to identify, address and resolve any potential issues.

Tax Risk. In order for the Fund or any Underlying Fund to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”), that fund must derive at least 90% of its gross income each taxable year from qualifying income (as described in more detail in the SAI), meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for each taxable year. If, in any year, the Fund or any Underlying Fund fails to qualify as a RIC under the Code for any reason, that fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate U.S. federal income tax. The resulting U.S. federal corporate taxes could substantially reduce the fund’s net assets, the amount of income available for distribution and the amount of distributions. Such a failure would have a material adverse effect on the Fund and its shareholders.

Performance

This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference.  Because the Fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

Management

Investment Adviser

Stone Ridge Asset Management LLC is the investment adviser of the Fund.

Portfolio Managers

Ross Stevens, Robert Gutmann and Anton Nikolaev are primarily responsible for the day-to-day management of the Fund.

IMPORTANT INFORMATION REGARDING FUND SHARES

Purchase and Sale of Fund Shares

Investors may purchase the Fund’s Class I shares and Class M shares by first contacting the Adviser at (855) 609-3680 to notify the Adviser of the proposed investment.  Once notification has occurred, the investor will be directed to the Fund’s Transfer Agent to complete the purchase or sale transaction. The Fund generally is available to institutional investors, clients of institutional investors, clients of registered investment advisers, and a limited number of certain other investors as approved from time to time by the Adviser. All investments are subject to approval of the Adviser. The Fund will only be available for purchase when it has notified investors that it is no longer closed to new investment.  See “Shareholder Information – Initial Asset Caps of the Underlying Funds.”  The minimum initial purchase (waived in certain circumstances) is $25 million for Class I shares and $10 million for Class M shares.   The investment minimums may be met for each Class by aggregating purchases in the Fund, the U.S. Variance Risk Premium Fund and the U.S. Small Cap Variance Risk Premium Fund.  There is no minimum for subsequent investments.  All share purchases are subject to approval of the Adviser.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business, by writing to Stone Ridge Trust, c/o U.S. Bancorp Fund Services, 615 E. Michigan Avenue, 3rd Floor, Milwaukee, Wisconsin, 53202, or by calling  (855) 609-3680.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

Fund shares are sold to RIAs that are investing on a discretionary basis and in a fiduciary capacity on behalf of their clients. The Fund is not generally sold through other financial intermediaries, and no sales loads are charged to investors or paid to financial intermediaries.  The Fund’s principal underwriter receives compensation with respect to Class M shares.  See “DISTRIBUTION ARRANGEMENTS”.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

The Fund is permitted to engage in the following investment practices to the extent set forth in “Fund Summary” above.

A statement of the investment objective and principal investment policies and risks of the Fund is set forth above in “Fund Summary”.  Set forth below is additional information about such policies and risks of the Fund described in “Fund Summary” above.  Information also is included about other types of investments and practices that the Fund may engage in from time to time.

The allocation of the Fund’s portfolio among Underlying Funds will vary over time and the Underlying Fund’s portfolios might not always include all of the different types of investments described below.  The Statement of Additional Information contains additional information about the Fund’s and the Underlying Fund’s investment policies and risks.  The following strategies and types of investments are the ones that the Fund and certain Underlying Funds consider to be the most important in seeking to achieve their investment objectives and the following risks are those the Fund expects its portfolio to be subject to as a whole

More Information on Investment Strategies

Investments in the Underlying Funds.  Under normal circumstances, the Fund invests in a portfolio made up of varying allocations of investments in the Underlying Funds.  The objectives and policies of the Underlying Funds and the Fund’s allocations to the Underlying Funds may change from time to time without approval of the Fund’s shareholders.

The Underlying Funds have investment policies similar to one another and may have investment policies similar to other funds advised by the Adviser.  If one of those other funds purchases or sells a particular security at the same time that an Underlying Fund is purchasing or selling it, such purchases or sales could affect the supply or price of a security.  The simultaneous purchase of a security by one Underlying Fund and its sale by another Underlying Fund could also increase the trading costs borne indirectly by the Fund.

Options Strategies.  Each Underlying Fund intends to write (sell) call options on individual stocks, exchange-traded funds (“ETFs”) and indices underlying the futures and swaps held in such Underlying Fund’s portfolio.  Each Underlying Fund also intends to sell put options on one or more broad-based U.S. stock indices. In addition to put options on stock indices, an Underlying Fund may write put options on ETFs. Over time, the stocks, ETFs and indices on which the Underlying Funds sell call and put options may vary due to the portfolio managers’ evaluation of equity and options market conditions and other factors.

Each Underlying Fund generally intends to sell call options that are “out-of-the-money,” meaning that option exercise prices generally will be higher than the current level of the index at the time the options are written. Each Underlying Fund generally intends to sell put options that are at-the-money (i.e., the exercise price generally will be the same as the current level of the applicable index or security when the option is written). The percentage of an Underlying Fund’s portfolio value against which single stock, index and/or ETF put options are sold and index and/or single stock call options are sold may vary over time. An Underlying Fund may also write put options and call options that are more or less “out-of-the-money.”  In certain circumstances, an Underlying Fund may also trade “in the money” options.

Other Derivatives. Each Underlying Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any related security, instrument, index or economic indicator (“reference instruments”).  Derivatives are financial instruments, the value of which is derived from the underlying reference instrument. Derivatives transactions can involve substantial risk.  Derivatives typically allow the Underlying Funds to increase or decrease the level of risk to which they are exposed more quickly and efficiently than transactions in other types of instruments.  An Underlying Fund incurs costs in connection with opening and closing derivatives positions.  Each Underlying Fund may engage in the derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks.

Certain derivative transactions may give rise to a form of leverage.  Each Underlying Fund is required to segregate or “earmark” liquid assets or otherwise cover such Underlying Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause an Underlying Fund to be more volatile than if it had not been leveraged, as certain types of leverage may

1

exaggerate the effect of any increase or decrease in the value of such Underlying Fund’s portfolio securities.  The loss on leverage transactions may substantially exceed the initial investment.

Options Generally.  In implementing an Underlying Fund’s option writing strategy, such Underlying Fund may hold long and short positions in call and put options on individual stocks, ETFs and broad-based domestic and/or foreign stock indices. Options are a type of financial derivative (which are instruments that derive their value from the performance of a specified reference instrument, security or index) through which option sellers assume conditional obligations to option buyers relating to the reference instrument, security or index.

Options positions are marked to market daily. The value of options is affected by changes in the value and dividend rates of the reference instruments, changes in interest rates, changes in the actual or perceived volatility of the relevant index or market and the remaining time to the options’ expiration, as well as trading conditions in the options market.

Call Options.  A call option is a contract that entitles the purchaser to receive from the seller a cash payment (in the case of cash settled option contract) equal to the amount of any appreciation in the value of the reference instrument over a fixed price (the strike price of the call option) as of the valuation date of the option. Upon entering into the position, a premium is paid by the purchaser to the seller. When an index call option is exercised, the seller is required to deliver an amount of cash determined by the excess, if any, of the value of the index at contract termination over the strike price of the option. A call option on an individual security or ETF, such as a SPDR (a type of ETF), is a contract that entitles the purchaser to buy the security at a fixed price (the strike price of the call option) on or before the valuation date of the option in exchange for the payment of an upfront premium by the purchaser to the seller. When an individual call option is exercised, the seller is required to deliver the underlying security. If the option seller does not own the underlying security, it may be required to purchase the security to meet the delivery requirements of the contract.

Put Options.  An index put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the reference instrument below a fixed price (the strike price of the put option) as of the valuation date of the option. Upon entering into the position, a premium is paid by the purchaser to the seller. When an index put option is exercised, the seller is required to deliver an amount of cash determined by the shortfall, if any, of the value of the index at contract termination below the strike price of the option. A put option on an individual security or ETF, such as a SPDR, is a contract that entitles the purchaser to sell the security at a fixed price (the strike price of the put option) on or before the valuation date of the option in exchange for the payment of an upfront premium by the purchaser to the seller. When an individual put option is exercised, the seller is required to purchase the underlying security.

Futures Contracts. The Underlying Funds may engage in transactions in futures contracts and options on futures contracts. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price.  A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. The Underlying Funds also are authorized to purchase or sell call and put options on futures contracts.

Swaps. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  An equity swap is

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an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index. The other party’s payments can be based on a fixed rate, a non-equity variable rate, or even a different equity index.

Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts are individually negotiated and privately traded contracts between currency traders and their customers. Such contracts may be used by the Underlying Funds when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when an Underlying Fund’s investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency.

Common Stocks.  The Underlying Funds will invest in the common stocks of domestic and/or foreign issuers. Common stock represents an equity ownership interest in the issuing corporation. Holders of common stock generally have voting rights in the issuer and are entitled to receive common stock dividends when, as and if declared by the corporation’s board of directors. Common stock normally occupies the most subordinated position in an issuer’s capital structure. Returns on common stock investments consist of any dividends received plus the amount of appreciation or depreciation in the value of the stock.

Exchange-Traded Funds. The Underlying Funds may invest in ETFs.  ETFs are pooled investment vehicles that are designed to provide investment results corresponding to an index. These indices may be either broad-based, sector or international. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities (or commodities), in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that an Underlying Fund invests in ETFs, such Underlying Fund must bear these expenses in addition to the expenses of its own operation.

Borrowing. Each Underlying Fund may borrow money from banks or other lenders for temporary purposes in an amount not to exceed 5% of such Underlying Fund’s assets.  Such temporary borrowings are not subject to the asset coverage requirements discussed below in connection with an Underlying Fund’s borrowings for investment purposes. Entering into borrowing transactions may cause an Underlying Fund to liquidate positions when it may not be advantageous to do so in order to satisfy its obligations or meet segregation requirements.  Borrowing money involves transaction and interest costs.  An Underlying Fund may pay a commitment fee or other fees to maintain a line of credit, and will pay interest on amounts it borrows.

To the extent required by SEC guidelines, if a transaction exposes an Underlying Fund to an obligation to another party it will either: (1) enter an offsetting (“covered”) position for the same type of financial asset; or (2) segregate cash or liquid securities on the books of the custodian with a value sufficient at all times to cover its potential obligations not covered. Assets used as cover or segregated cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets.

Each Underlying Fund may borrow for investment purposes from a bank in compliance with Section 18(f)(1) of the 1940 Act.  Each Underlying Fund may borrow up to 33 1/3% of its total assets.  An Underlying Fund will borrow only if the value of such Underlying  Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time an Underlying Fund should fail to meet this 300% coverage requirement, within three business days (not including Sundays and holidays), such Underlying Fund will seek to reduce its borrowings to meet the requirement. To do so, or to meet maturing bank loans, an Underlying Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable.

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Interest on money borrowed is an expense of each Underlying Fund. The Underlying Funds also may lend the securities in their portfolios to brokers, dealers and other financial institutions.

Securities Lending. The Underlying Funds may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. Loans will only be made to firms that have been approved by the investment adviser of each Underlying Fund and each Underlying Fund’s investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. An Underlying Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.  An Underlying Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of such Underlying Fund’s total assets (including such loans). Loan arrangements made by an Underlying Fund will comply with all other applicable regulatory requirements for securities lending, including with respect to changes in market values, termination, interest paid on loaned securities and ability to call back loaned securities for voting.

Non-U.S. Investments. The Underlying Funds may invest in securities of non-U.S. companies. The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. As an alternative to holding foreign-traded securities, the Underlying Funds may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts, which evidence ownership in underlying foreign securities).  The Underlying Funds may invest in ADRs, EDRs and GDRs, which are certificates evidencing ownership of shares of foreign issuers and are alternatives to purchasing directly the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass through voting or other shareholder rights, and may be less liquid than sponsored receipts.

Cash and Cash Equivalents. The Underlying Funds may invest in cash or cash equivalents, including high quality short-term instruments.

Portfolio Turnover. The annual portfolio turnover rate of the Fund or an Underlying Fund may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains and pay more commissions (which may reduce return) than a fund with a lower rate. Capital gains distributions (which reduce the after-tax returns of shareholders holding Fund shares in taxable accounts) will be made to shareholders if offsetting capital loss carryforwards do not exist.

General. Unless otherwise stated, the Fund’s and the Underlying Fund’s investment objectives and certain other policies may be changed without shareholder approval. During unusual market conditions, the Fund and each Underlying Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective and other policies. The Fund and/or an Underlying Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times the Fund and an Underlying Fund may use alternative investment strategies in an effort to limit their losses, they may choose not to do so.

Risks of Investing

The Fund is generally available to institutional investors, clients of institutional investors and clients of registered investment advisers (“RIAs”) meeting certain qualifications and that have completed a training program provided by the Fund’s investment adviser and certain other eligible investors. Before investing or allocating shares of the Fund to a client’s account, investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors or clients and is not designed to be a complete investment program.  An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested.  Before making an

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investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or client’s net worth, income, age, and risk tolerance.  Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of their investment.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of the Fund’s investments may change because of broad changes in the markets in which the Underlying Funds invest or because of the Fund’s asset allocation, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.

The following summarizes the main risks that the Fund is subject to based on its investments in the Underlying Funds.  The risks described below are risks to the Fund’s overall portfolio.

Investing in Underlying Funds Risk.  Each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund.  The risks listed below for the Fund include both the risks associated with an investment in the Fund and the risks associated with indirect investment in securities through the Fund’s investment in the Underlying Funds.  There is no guarantee that the Fund or any Underlying Fund will achieve its investment objective. The Underlying Funds will each pursue their investment objectives and policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Underlying Fund may be forced to sell its shares of that Underlying Fund at a disadvantageous time. The prospectuses and Statements of Additional Information of the Underlying Funds are available without charge by calling toll free at 1-855-609-3680 and can also be viewed and downloaded on the Fund’s website at www.stoneridgefunds.com.

Allocation Risk. The Fund's ability to achieve its investment objective depends largely upon the performance of the Underlying Funds and selecting the best allocation of assets to the Underlying Funds. There is the risk that the Adviser’s evaluations and assumptions regarding the Underlying Funds' prospects may be incorrect in light of actual market conditions.  There is the risk that the Underlying Funds’ will not achieve their investment objectives.

Options Risk Generally.  A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices, interest rates and other economic factors. No assurances can be given that an Underlying Fund’s adviser’s judgment in this respect will be correct.

The trading price of options, particularly those traded over the counter, may be adversely affected if the market for the options becomes less liquid or smaller. An Underlying Fund may close out a written option position by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position by buying or selling the option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Office of the Comptroller of the Currency (“OCC”) may not at all times be adequate to handle current trading volume; or (vi) a regulator or one or more exchanges could, for economic or other reasons, decide to discontinue the trading of options (or a particular class or series of options) at some future date. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

An Underlying Fund’s options positions will be marked to market on each day that an Underlying Fund strikes its NAV. An Underlying Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options that an Underlying Fund may sell or purchase may be affected by options

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sold or purchased by other investment advisory clients of the investment adviser to such Underlying Fund. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and may impose certain other sanctions.

The Underlying Funds may enter into options on futures contracts.  There can be no guarantee that there will be a correlation between price movements in the futures and in the securities or index positions covering them. In addition, there are significant differences between the securities and indices and futures markets that could result in an imperfect correlation between the markets. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures options on securities or indices, including technical influences in futures options, and differences between the financial instruments held by the Underlying Funds and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers.  These imperfections can interfere with an Underlying Fund’s investment strategy, and may lead to losses.  Options writing can cause an Underlying Fund’s share price to be highly volatile, and it may be subject to sudden and substantial losses.

Call Option Risks.  When a single stock or ETF call option is exercised, an Underlying Fund will generally be required to deliver the underlying security (unless the contract calls for cash settlement). Accordingly, potential losses on written covered call options can be equal to the appreciation of the underlying security in excess of the option exercise price.  As a seller of a single stock or ETF call options, if an Underlying Fund does not own the underlying security it may be required to purchase the security to meet the requirements of the contract. Thus, the exercise of call options sold by an Underlying Fund may require such Underlying Fund to sell portfolio securities to generate cash at inopportune times or for unattractive prices.

The purchaser of an index call option has the right to receive a cash payment equal to any appreciation in the value of the index over the strike price of the call option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index call options such as an Underlying Fund cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. As the writer of index call options, an Underlying Fund will be responsible, during the option’s life, for any increases in the value of the index above the strike price of the call option. When an index call option is exercised, an Underlying Fund will be required to deliver an amount of cash determined by the excess of the value of the index at contract termination over the strike price of the option.  Accordingly, an Underlying Fund’s potential losses on writing index call options can be extensive.

Accordingly, when an Underlying Fund writes (sells) an option, it faces the risk that it will experience a loss if the option purchaser exercises the option sold by such Underlying Fund.

Put Option Risks.  Put options on single stocks or ETFs written by an Underlying Fund may be physically settled, requiring the underlying stock to be received by such Underlying Fund upon exercise of the option or, alternatively, may have cash settlement provisions. An Underlying Fund may be required to take delivery of a stock that it does not want to have in its portfolio upon the exercise of the put option by the option buyer while paying a price for that security in excess of its current market price.  Accordingly, losses on written put options can be substantial.  While, the risk of selling put options in a spread transaction may be mitigated by an Underlying Fund’s purchase of offsetting options at a lower exercise price (thereby capping the maximum loss potential) there can be no assurance that offsetting options will be available to allow an Underlying Fund to close out its written options.

The purchaser of an index put option has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the put option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index put options such as an Underlying Fund cannot provide in advance for their potential settlement obligations by selling short the underlying securities. As the writer of index put options, an Underlying Fund will be responsible, during the option’s life, for any decreases in the value of the index below the strike price of the put option. When an index put option is exercised, an Underlying Fund will be required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index at contract termination.  Accordingly, the potential losses from writing index put options can be substantial.

Equity Securities Risk.  Each Underlying Fund’s investment program will include holding a portfolio of domestic and/or foreign common stocks. Therefore, a principal risk of investing in an Underlying Fund is equity securities risk. Equity securities risk is the risk that the value of equity securities held by an Underlying Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by an Underlying Fund participate, and the particular circumstances and performance of companies whose securities

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an Underlying Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. An adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by an Underlying Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks held by an Underlying Fund. In addition, common stock of an issuer in an Underlying Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other possible reasons, the issuer of the security experiences a decline in its financial condition. Common stocks in which an Underlying Fund will invest are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. Finally, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increases

Derivatives Risk.  In addition to writing call options and put options, the risks of which are described above, an Underlying Fund may also invest in other derivative instruments acquired for hedging, risk management and investment purposes (to gain exposure to securities, securities markets, market indices and/or currencies consistent with its investment objectives and policies). The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. Derivative transactions including options on securities and securities indices and other transactions in which an Underlying Fund may engage (such as futures contracts and options thereon, swaps and short sales) may subject an Underlying Fund to increased risk of principal loss due to unexpected movements in stock prices, changes in stock volatility levels and interest rates, and imperfect correlations between an Underlying Fund’s securities holdings and indices upon which derivative transactions are based. Derivatives can be illiquid, may disproportionately increase losses, and may have a potentially large impact on an Underlying Fund’s performance. Each Underlying Fund also will be subject to credit risk with respect to the counterparties to any over-the-counter derivatives contracts entered into by an Underlying Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, an Underlying Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Each Underlying Fund may obtain only a limited recovery or no recovery in such circumstances. Derivatives may disproportionately increase losses and have a potentially large negative impact on an Underlying Fund’s performance.  A decision as to whether, when and how to employ derivatives involves the exercise of skill and judgment, and even well-conceived uses may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures Risks.  A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the futures contracts and in the securities or index positions covering them. Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures contract, and an Underlying Fund would remain obligated to meet margin requirements until the position is closed.

Swaps Risks.  The use of swaps involves investment techniques and risks that are different from those associated with portfolio security transactions. Whether the use of swap agreements will be successful will depend on the ability of an Underlying Fund’s investment adviser to predict correctly whether certain types of reference instruments are likely to produce greater returns than other instruments. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to an Underlying Fund or that an Underlying Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to an Underlying Fund. Each Underlying Fund’s investment adviser will consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable. Swap agreements may be subject to contractual restrictions on transferability and termination and they may have terms of greater than seven days. Each Underlying Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to such Underlying Fund under the swap). Developments in the swaps market, including potential government regulation, could adversely affect an Underlying Fund’s ability to terminate

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existing swap agreements or to realize amounts to be received under such agreements, as well as to participate in swap agreements in the future. If there is a default by the counterparty to a swap, an Underlying Fund will have contractual remedies pursuant to the swap agreement, but any recovery may be delayed depending on the circumstances of the default.

ETF Risks. Each Underlying Fund may invest in the securities of ETFs, to the extent permitted by law. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that an Underlying Fund invests in ETFs, such Underlying Fund must bear these expenses in addition to the expenses of its own operation.

Smaller Company Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.  The U.S. Small Cap Variance Risk Premium Fund may allocate any proportion of its assets to smaller companies.  In consequence, the Fund may have substantial exposure to smaller companies.

Larger Company Risk. Large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly the value of large-capitalization stocks may not rise to the same extent as the value of small or mid-cap companies under certain market conditions or during certain periods.  The U.S. Variance Risk Premium Fund may allocate any proportion of its assets to stocks of large-capitalization companies.  In consequence, the Fund may have substantial exposure to larger companies.

Borrowing Risk.  Each Underlying Fund may borrow to meet redemption requests or for investment purposes (i.e., to purchase additional portfolio securities).  An Underlying Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. An Underlying Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit.  Borrowing also will cost each Underlying Fund interest expense and other fees.  The cost of borrowing may reduce an Underlying Fund's return.  In addition to any more stringent terms imposed by a lender, the 1940 Act requires an Underlying Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow an Underlying Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. Each Underlying Fund will borrow only if the value of such Underlying Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time an Underlying Fund should fail to meet this 300% coverage requirement, within three business days, such Underlying Fund will seek to reduce its borrowings to meet the requirement. Each Underlying Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

Leveraging Risk. Each Underlying Fund may borrow or enter into leveraged derivative transactions for investment purposes, which will cause an Underlying Fund to incur investment leverage.  Therefore an Underlying Fund is subject to leveraging risk.  Leverage magnifies an Underlying Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than an Underlying Fund would otherwise have.  The value of an investment in an Underlying Fund will be more volatile and other risks tend to be compounded if and to the extent such Underlying Fund borrows or uses leveraged derivatives or other investments that have embedded leverage. Engaging in such transactions may cause an Underlying Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

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Securities Lending Risk. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will only be made to firms that have been approved by an Underlying Fund’s investment adviser and such Underlying Fund’s investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when an Underlying Fund’s investment adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. An Underlying Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.  An Underlying Fund may experience loss if it invests the cash collateral received from securities loans in instruments that depreciate.  Securities lending collateral may be invested in unregistered funds managed by third party advisers or banks.  These pools may be lightly regulated and may hold complex investments that could lead to loss of collateral.  Were an Underlying Fund to invest collateral at a loss, such Underlying Fund would be required to make up the loss upon the conclusion of the securities loan.

Quantitative Model Risk.  The Underlying Funds may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the quantitative analysis or models of an Underlying Fund’s investments adviser, or in the data on which they are based, could adversely affect the ability of an Underlying Fund’s investment adviser to use such analyses or models effectively, which in turn could adversely affect an Underlying Fund’s performance. There can be no assurance that these methodologies will help an Underlying Fund to achieve its objective.

Foreign Security Risk.  The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad (such as foreign brokerage costs, custodial expenses and other fees) are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation of assets, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations or repatriating capital invested in foreign countries. As an alternative to holding foreign-traded securities, an Underlying Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts, which evidence ownership in underlying foreign securities). Since the Underlying Funds may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Underlying Funds will be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments held by the Underlying Funds and the accrued income and appreciation or depreciation of the investments in U.S. dollars. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of an Underlying Fund’s assets denominated in that currency and an Underlying Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, an Underlying Fund will incur costs in connection with conversions between various currencies. Foreign securities may not be eligible for the reduced rate of taxation applicable to qualified dividend income.

Because foreign companies may not be subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions for, or loss of certificates of, portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less

9

liquid and more volatile than securities of comparable U.S. companies. The risks of foreign investments described above apply to an even greater extent to investments in emerging markets.

Foreign Currency Risk.  A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls.

Temporary Defensive and Interim Investments.  For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund or any Underlying Fund can invest up to 100% of its assets in investments that may be inconsistent with its principal investment strategies.  Generally, the Fund or an Underlying Fund would invest in money market instruments or in other short-term U.S. government securities.  The Fund or an Underlying Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of its shares or the sale of its portfolio securities or to meet anticipated redemptions of its shares.  To the extent the Fund or an Underlying Fund invests in these securities, it might not achieve its investment objective.

Portfolio Turnover.  A change in the securities held by a fund is known as “portfolio turnover.”  The Fund and the Underlying Funds may engage in active and frequent trading to try to achieve their investment objectives and may have portfolio turnover rates of over 100% annually.  If the Fund or an Underlying Fund realizes capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions.  Increased portfolio turnover may also result in higher brokerage fees or other transaction costs, which can reduce an Underlying Fund’s performance.  Most of the Fund’s portfolio transactions are purchases or sales of the Underlying Funds’ shares, however, which do not entail any brokerage fees or transaction costs.

Changes to the Fund’s Investment Policies.  The Fund’s fundamental investment policies cannot be changed without the approval of a majority of the Fund’s outstanding voting shares, however, the Fund’s Board can change non-fundamental policies without a shareholder vote.  Significant policy changes will be described in supplements to this Prospectus.  Investment restrictions that are fundamental policies are listed in the Fund’s Statement of Additional Information.  An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information states that it is.

Certain investment objectives and strategies of the Underlying Funds are fundamental policies and others are non-fundamental policies, as indicated in each Underlying Fund’s prospectus or Statement of Additional Information.  Each Underlying Fund’s board can change non-fundamental policies without shareholder approval, including without the approval of the Fund.

Affiliated Portfolio Risk. In managing the Fund, the Adviser will have authority to change the asset allocation amounts to the Underlying Funds. The Adviser may be subject to potential conflicts of interest in allocating assets to the Underlying Funds because the fees paid to it by some Underlying Funds may be higher than the fees paid by other Underlying Funds. As of the date of this Prospectus, the management fees of the Underlying Funds are identical.  However the Adviser monitors the investment process to seek to identify, address and resolve any potential issues.

Tax Risk. In order for the Fund or any Underlying Fund to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”), that fund must derive at least 90% of its gross income each taxable year from qualifying income (as described in more detail in the SAI), meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for each taxable year. If, in any year, the Fund or any Underlying Fund fails to qualify as a RIC under the Code for any reason, that fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate U.S. federal income tax. The resulting U.S. federal corporate taxes could substantially reduce the fund’s net assets, the amount of income available for distribution and the amount of distributions. Such a failure would have a material adverse effect on the Fund and its shareholders.

Expense Risk.  Your actual costs of investing in the Fund may be higher than the expenses shown in "Annual Fund Operating Expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.  The Fund’s expense limitation agreement mitigates this risk.  However, there is no assurance that the Adviser will renew the expense limitation agreement from year to year.

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Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.  The holdings of the Fund are also disclosed quarterly in filings with the SEC on Form N-Q as of the end of the first and third quarters of the Fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the Fund’s fiscal year. You can find the SEC filings on the SEC’s website, www.sec.gov.

MANAGEMENT AND ORGANIZATION

Investment Adviser

Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) is the investment adviser of the Fund. The Adviser was organized as a Delaware limited liability company in 2012. Its primary place of business is at 405 Lexington Avenue, 55th Floor, New York, NY 10174. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Fund. The Adviser is responsible for all business activities and oversight of the investment decisions made for the Fund. As of [       ] 2013, the Adviser’s assets under management were in excess of $[   ].

In return for providing management services to the Fund, the Fund pays the Adviser an annual fee. The following table shows the advisory fee rate that will be paid for the Fund’s initial fiscal year as a percentage of the Fund’s average daily net assets.  The listed fee may be reduced as a result of the contractual fee waiver/expense reimbursement agreement discussed in “Fees and Expenses” above.

Investment Management Fee (as a percentage of average daily net assets)

Stone Ridge U.S. Master Variance Risk Premium Fund                                                                                                                                [          ]

A discussion regarding the basis of the Board’s approval of the investment advisory contract between the Trust, on behalf of the Fund, and the Adviser will be available in the Fund’s first annual reports to shareholders.

Portfolio Managers

Ross Stevens

Ross Stevens, Co-Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund and its investments jointly with Robert Gutmann and Anton Nikolaev. Mr. Stevens is the Founder of Stone Ridge and has co-managed the Fund since its inception. Prior to founding Stone Ridge, Mr. Stevens was a member of the Investment Committee and Co-Head of the Portfolio Managers Committee at Magnetar Capital.  Previously, he was Global Co-Head of Equities at Jefferies and Global Head of Electronic Trading at Bank of America.  Mr. Stevens started his career in quantitative research at Goldman Sachs Asset Management after receiving his PhD in Finance and Statistics from University of Chicago (Booth) and his BSE in Finance from University of Pennsylvania (Wharton).

Robert Gutmann

Robert Gutmann, Co-Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund and its investments jointly with Mr. Stevens and Mr. Nikolaev. Mr. Gutmann is a co-Founding Partner of Stone Ridge and has co-managed the Fund since its inception. Prior to joining Stone Ridge, Mr. Gutmann was the head of the Delta-One Synthetic Solutions Group at RBC Capital Markets.  He started his career at Morgan Stanley, where he became a senior trader in the Delta-One Structured Products group.  Mr. Gutmann received his B.A. in Mathematics and Music from Columbia University.

Anton Nikolaev

Anton Nikolaev, Co-Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund and its investments jointly with Mr. Stevens and Mr. Gutmann. Mr. Nikolaev is a Senior Quantitative Strategist at Stone Ridge and has co-managed the Fund since its inception. Prior to joining Stone Ridge, Mr. Nikolaev was a Partner at Rational Algorithmic Trading Engine LLC, a high frequency trading firm. Previously, Mr. Nikolaev worked at Deutsche Bank and Citigroup, where he designed and traded high frequency trading strategies. Mr. Nikolaev received his M.Phil in Computer Science from Columbia University and his PhD in Theoretical and Mathematical Physics from Moscow State University.

More information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager, and each Portfolio Manager’s ownership of securities in the Fund is included in the SAI.

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Distributor and Transfer Agent

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 is the Fund’s distributor. U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 is the Fund’s transfer agent, administrator and accounting agent. The Fund compensates the distributor and transfer agent for their services.

SHAREHOLDER INFORMATION

Initial Asset Caps of the Underlying Funds

Upon commencement of operations, the U.S. Variance Risk Premium Fund will initially cap its total assets at approximately $[   ] million and the U.S. Small Cap Variance Risk Premium Fund will initially cap its total assets at approximately $[    ] million (each an “Initial Asset Cap”).  Once an Underlying Fund’s Initial Asset Cap is met, such Underlying Fund will close to new investors.  The close is expected to be a “hard close” and only the reinvestment of dividends will be permitted until further notice. The Underlying Funds may re-open to new investors and subsequently close again to new investors at anytime at the discretion of the Adviser, irrespective of the Initial Asset Cap amounts.

Investments in the Fund will be managed so as not to cause the Underlying Funds to exceed the Initial Asset Caps.  In addition, if either of the Underlying Funds is closed, the Fund will close to new investors.  The close is expected to be a “hard close” and only the reinvestment of dividends will be permitted until further notice.  The Fund may, however, re-open to new investors and subsequently close again to new investors at anytime at the discretion of the Adviser.  Any such opening and closing of the Fund will be disclosed to investors via a supplement to this Prospectus.

In addition, upon commencement of operations, a significant portion of the Fund will be made available for investment on a priority basis to a group of investors (the “Consortium”) who have entered into an arrangement with the Adviser.  Once orders are fulfilled for the Consortium, the Fund will then be available for investment by other investors until the Initial Cap has been reached.

How Fund Share Prices Are Calculated

The NAV of the Fund’s Class I and Class M shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. While the assets of each of Class I and Class M shares are invested in a single portfolio of securities, the NAV of each respective Class will differ because each of Class I and Class M shares have different ongoing distribution fees.  The Fund’s shares are valued as of a particular time (the “Valuation Time”) on each day that the NYSE is open for trading. The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

The Underlying Funds also calculate the net asset value of each class of their shares as of the close of the NYSE, on each day that it is open for trading by dividing the total value of the Underlying Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.  The Underlying Funds’ securities are valued primarily on the basis of current market quotations.

For purposes of calculating the NAV, the Underlying Fund’s investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers, brokers or pricing services. Please see “Computation of Net Asset Value” in the SAI for more information.

To the extent an Underlying Fund invests in open-end management companies that are registered under the 1940 Act, such Underlying Fund’s NAV will be calculated based upon the net asset value of such funds.  The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.  If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable, infrequent, or from only a single broker), each Underlying Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Underlying Fund’s board (so-called “fair value pricing”). The Valuation Committee (the “Committee”) (comprised of officers of each Underlying Fund’s investment adviser and established pursuant to the policies and procedures adopted by each Underlying Fund’s board) has the responsibility for overseeing the implementation of each Underlying Fund’s valuation procedures and fair value determinations made on behalf of the board of the Underlying Fund.  For purposes of determining Fair Value of securities, the Committee may use (or make use of) a variety of valuation methodologies, including: (i) mathematical techniques that refer to the prices of similar or related securities; (ii) a percentage

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increase or decrease across all securities of a region, country or industry affected by a significant event; (iii) a multiple of earnings; (iv) a discount from market of a similar freely traded security; (v) the yield to maturity of debt securities; (vi) the recommendation of a pricing service; (vii) a single broker’s quote; or (viii) any combination of the above. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine an Underlying  Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by an Underlying Fund. The Underlying Funds’ use of fair value pricing may help deter “stale price arbitrage” as discussed below under “Frequent Purchases and Sales of Fund Shares.”

In the event that the Fund’s assets are mispriced, investors could lose money upon redemption (because the value of the shares sold is worth more due to the mispricing) or could pay too much for shares purchased (because the Fund overvalued the shares due to the mispricing).  Mispricing may arise, for example, due to the fact that the pricing service may rely upon quotes which may differ from actual sale price achieved due to variations in time and transaction size.

Information that becomes known to an Underlying Fund or its agents after the NAV has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Underlying Funds’ shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by an Underlying Fund could change on days when an Underlying Fund’s shares cannot be bought or redeemed. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed1, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of an Underlying Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

INVESTING IN THE FUND

The Fund offers two classes of shares— Class I and Class M shares.  This Prospectus describes the Class I and Class M shares of the Fund.

Eligibility to Buy Class I Shares and Class M Shares

The Fund’s Class I and Class M shares are offered to the following groups of investors (“Eligible Investors”):

1.	Institutional investors and clients of institutional investors;

2.	Clients of registered investment advisers;

3.	Tax-exempt retirement plans of the Adviser and its affiliates and rollover accounts from those plans;

4.
Certain other Eligible Investors as approved from time to time by the Adviser. Eligible Investors include employees, former employees, shareholders, members and directors of the Adviser and the Fund or each of their affiliates, and friends and family members of such persons; and

5.	Investment professionals or other financial intermediaries investing for their own accounts, and their immediate family members.

Some financial intermediaries may impose different or additional eligibility requirements. The Fund has the discretion to further modify or waive its eligibility requirements.

The Fund reserves the right to refuse any request to purchase shares. Each Class of shares is subject to the investment minimums described below.

1 The NYSE is open from Monday through Friday, 9:30 a.m. to 4:00 p.m., Eastern time. NYSE, NYSE Arca, NYSE Bonds and NYSE Arca Options markets will generally close on, and in observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas.

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Investment Minimums

Class I Shares

The minimum initial account size is $25 million. Purchases of Class I shares in the U.S. Variance Risk Premium Fund and U.S. Small Cap Variance Risk Premium Fund and the Fund may be aggregated to meet the minimum account size.  This minimum investment requirement may be modified or reduced as follows:

●	For eligibility groups 4 and 5 described above under “Eligibility to Buy Class I and Class M Shares,” there will be no minimum investment requirement.

Class M Shares

The minimum initial account size is $10 million.  Purchases of Class M shares in the U.S. Variance Risk Premium Fund and U.S. Small Cap Variance Risk Premium Fund and the Fund may be aggregated to meet the minimum account size.

Investment minimums may be waived by the Board in its sole discretion.

Other Policies

No Certificates

The issuance of shares is recorded electronically on the books of the Fund. You will receive a confirmation of, or account statement reflecting, each new transaction in your account, which will also show the total number of shares of the Fund you own. You can rely on these statements in lieu of certificates. The Fund does not issue certificates representing shares of the Fund.

Frozen Accounts

The Fund may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Small Account Policy

The Fund reserves the right to redeem an account if the value of the shares in the Fund is $1,000 or less because of redemptions. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account(s) to the minimum amount specified above before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

HOW TO BUY CLASS I SHARES AND CLASS M SHARES

How to Buy Shares

Shareholders who invest in the Fund through a financial intermediary should contact their financial intermediary regarding purchase procedures. Investors may purchase the Fund’s Class I shares and Class M shares by first contacting the Adviser at (855) 609-3680 to notify the Adviser of the proposed investment. Once notification has occurred, the investor will be directed to Fund’s Transfer Agent to complete the purchase transaction. The Fund generally is available to institutional investors, clients of institutional investors and clients of registered investment advisers (“RIAs”) and certain other eligible investors.  All investments are subject to approval of the Adviser, and all investors must complete and submit the necessary account registration forms in good order. The Fund reserves the right to reject any initial or additional investment and to suspend the offering of shares.  Purchase through a financial intermediary does not affect these eligibility requirements or those set out in “Investing in the Fund,” above.

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A purchase of the Fund’s Class I shares and Class M shares will be made at the NAV per share next determined following receipt of a purchase order in good order by the Fund, its authorized agent, its Distributor’s authorized agent, or authorized broker or the broker’s authorized designee.  A purchase, exchange or redemption order is in “good order” when the Fund, its Distributor’s agent, an authorized broker or, if applicable, a broker’s authorized designee, receives all required information, including properly completed and signed documents. Once the Fund (or one of its authorized agents) accepts a purchase order, you may not cancel or revoke it; however, you may redeem the shares. The Fund may withhold redemption proceeds until it is reasonably satisfied it has received your payment. This confirmation process may take up to 15 days. The Fund reserves the right to cancel any purchase or exchange order it receives if the Trust believes that it is in the best interest of the Fund’s shareholders to do so.

Clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

Customer Identification Program

Although the Fund is generally open only to investments by registered investment advisers, certain individuals are also permitted to invest.  This Customer Identification Program applies to such individuals.  To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

●	Name;

●	Date of birth (for individuals);

●	Residential or business street address (although post office boxes are still permitted for mailing); and

●	Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

The Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

eDelivery

eDelivery allows you to receive your quarterly account statements, transaction confirmations and other important information concerning your investment in the Fund online. Select this option on your account application to receive email notifications when quarterly statements and confirmations are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call (855) 609-3680 or visit www.stoneridgefunds.com.

HOW TO REDEEM CLASS I SHARES AND CLASS M SHARES

Investors who desire to redeem shares of the Fund must first contact the Adviser at (855) 609-3680. Once notification has occurred, the investor will be directed to Fund’s Transfer Agent to complete the sale transaction. Shareholders who invest in the Fund through a financial intermediary should contact their financial intermediary

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regarding redemption procedures. The Fund will redeem shares at the net asset value of such shares next determined after receipt of a written request for redemption in good order, by the Transfer Agent (or by an intermediary, if applicable).

The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for future investments. See “How to Buy Shares.” Certificates for shares are not issued.

Payments of Redemption Proceeds

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. The Fund may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell shares or accurately determine the value of assets, or if the SEC orders the Fund to suspend redemptions or delay payment of redemption proceeds.

At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last 15 days or more. The Fund intends to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire transfer. The Fund intends to pay cash for all shares redeemed, except in cases noted above under the heading “General Redemption Policies,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for expedited wire redemption on your Funds Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by the Fund prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the Fund for up to seven days if deemed appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. The Fund cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The Fund reserves the right to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 15 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to the Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202. If you elect to have the payment wired to your bank, a wire transfer fee of $15.00 will be charged.

Dividend Reinvestment Program

Dividends and capital gains distributions are automatically reinvested, without sales charges, into any share class of the Fund in which you have an existing account, unless otherwise noted. You may notify the Transfer Agent in writing to:

●      Choose to receive dividends or distributions (or both) in cash; or

●      Change the way you currently receive distributions.

Your taxable income is the same regardless of which option you choose. For further information about dividend reinvestment, contact the Transfer Agent by telephone at (855) 609-3680.

Dividends, Distributions and Taxes

It is the Fund’s policy to make distributions at least annually of all or substantially all of its net investment income and net realized capital gains, if any. Unless you elect to receive your distributions in cash, your ordinary income and capital gain distributions will be reinvested in additional shares of the same share class of the Fund at NAV calculated as of the payment date. The Fund pays distributions on a per-share basis. As a result, on the ex-dividend date of such a payment, the NAV of the Fund will be reduced by the amount of the payment.

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Dividends and distributions to Fund shareholders are mainly from amounts the Fund receives as dividends and distributions from the Underlying Funds or from gains on sales of shares of the Underlying Funds. Generally, the character of the income or capital gains that the Fund receives from the Underlying Funds will “pass through” to the Fund, subject to certain exceptions, as long as each Underlying Fund continues to qualify as a “regulated investment company” (“RIC”). The following discussion applies to certain tax aspects of both the Fund and the Underlying Funds.

The Fund and each Underlying Fund intend to elect and to qualify each year to be treated as a RIC under Subchapter M of Chapter 1 of the Code. To qualify, each fund must meet certain income, asset diversification and distribution requirements. As a RIC, the Fund generally will not be subject to federal income or excise taxes on ordinary income and capital gains distributed to shareholders within applicable time limits. However, a fund’s failure to qualify as a RIC would result in corporate level taxation, and consequently, a reduction in income available for distribution to you and other shareholders. In general, a fund that fails to distribute at least 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income recognized during the one-year period ending October 31 of such year (or later if the Fund is permitted to elect and so elects) will be subject to a 4% excise tax on the underdistributed amount.

For federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains from the sale of investments that the Fund owned for more than one year over net short-term capital losses) that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distribution of net gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

The maximum long-term capital gain rate is 20% for individuals with annual taxable income of at least $400,000 ($450,000 if married filing jointly) and 15% otherwise.  Distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gains, provided that certain holding period and other requirements are met at both the shareholder and Fund level.

For taxable years beginning after December 31, 2012, provisions enacted as part of the Health Care Reform and Education Reconciliation Act of 2010 require an individual to pay a 3.8% tax on the lesser of (1) the individual’s “net investment income,” which generally includes dividends, interest, and net gains from the disposition of investment property (including dividends and capital gain distributions the Fund pays), or (2) the excess of the individual’s “modified adjusted gross income” over a threshold amount ($250,000 for married persons filing jointly and $200,000 for single taxpayers). This tax is in addition to any other taxes due on that income. A similar tax will apply for those years to estates and trusts. Shareholders should consult their own tax advisers regarding the effect, if any, this provision may have on their investment in Fund shares.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

Distributions are taxable to you even if they are paid from income or gains earned before your investment (and thus were included in the price you paid for your shares). In general, you will be taxed on the distributions you receive from the Fund, whether you receive them as additional shares or in cash. Any gain resulting from the sale or exchange of your shares in the Fund will generally be subject to tax.

An Underlying Fund’s investment in foreign securities may be subject to foreign withholding taxes. In that case, the Underlying Fund’s yield on those securities would be decreased. However, the Fund may be able to pass through to you a deduction or credit for such foreign taxes, as further described in the SAI.

In addition, an Underlying Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Underlying Fund’s recognition of ordinary income and may affect the timing, amount or character of the Fund’s distributions.

In general, dividends (other than capital gain dividends) paid by the Fund to a person who is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).  For taxable years beginning on or before December 31, 2013, the Code provides a withholding tax exemption for certain interest-related dividends and short-term capital gain dividends paid to foreign persons.  Under legislation enacted in March 2010 known as “FATCA” (the Foreign Account Tax Compliance Act), withholding will be imposed on all ordinary Fund dividends beginning in 2014 and on capital gain distributions, redemptions and proceeds from sales of Fund shares beginning in 2017 payable to certain shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will

17

occur with respect to a U.S. person or non-U.S. individual that timely provides a valid IRS Form W-9 or W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”).  To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the Internal Revenue Service (“IRS”) in which it agrees to report certain identifying information with respect to its U.S. account holders (which, in the case of an entity shareholder, will include its direct and indirect U.S. owners), and an NFFE generally must identify itself and, in certain circumstances, provide information regarding its substantial U.S. owners, if any.

By February 15 of each year, we will send you a statement showing the tax status of your dividends and distributions for the prior year.

The discussion above is very general. Please consult your tax adviser about the effect that an investment in the Fund could have on your own tax situation, including possible foreign, federal, state, or local tax consequences, or about any other tax questions you may have.

Frequent Purchases and Sales of Fund Shares

The Fund does not permit market timing or other abusive trading practices. The Fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the Fund reserves the right to suspend its offering of shares or to impose restrictions on purchases or exchanges at any time that are more restrictive than those that are otherwise stated in this Prospectus with respect to disruptive, excessive or short-term trading. Shareholders will be notified of the Fund’s intention to restrict exchanges of shares at least 60 days in advance of such action.

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt Fund performance. Your Fund’s management team has established procedures to mitigate these risks. Please see “How Fund Share Prices Are Calculated” for more information.

The Fund does not accommodate frequent purchases and redemptions of the Fund’s shares by the Fund’s shareholders. The Board has adopted policies and procedures designed to deter frequent purchases and redemptions. To minimize the negative effect of frequent purchases and redemptions on the Fund and its shareholders, the Fund’s management team reserves the right to reject, in its sole discretion, any purchase order (including an exchange from another Fund) from any investor it believes has a history of abusive trading or whose trading, in its judgment, has been or may be disruptive to the Fund. If the Fund detects that an investor has made two “material round trips” in any period (as determined by the Adviser), it will generally reject the investor’s future buy orders, including exchange buy orders, involving the Fund. For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity. These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. In making this judgment, accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common entity generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

On a periodic basis, the Adviser will review transaction history reports and will identify redemptions that are within a specific time period from a previous purchase in the same account(s) in the Fund, or in multiple accounts that are known to be under common control. Redemptions meeting these criteria will be investigated for possible inappropriate trading.

Certain accounts, and omnibus accounts in particular, include multiple investors and typically provide the Fund with a net purchase or redemption request on any given day. In these cases, purchases and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Fund. Therefore, it becomes more difficult for the Fund’s management team to identify market

18

timing or other abusive trading activities in these accounts, and the Fund’s management team may be unable to eliminate abusive traders in these accounts from the Fund. Identification of abusive traders may further be impaired by limitations of the operational systems and other technical issues. Whenever abusive or disruptive trading is identified, the Fund’s management team will encourage omnibus account holders to address such trading activity directly.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that the Fund’s efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that the Fund will be able to detect or prevent all practices that may place the Fund at a disadvantage.

DISTRIBUTION ARRANGEMENTS

Distribution and Servicing (12b-1) Plan

The Fund pays fees to the Distributor, on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Class M shares (“distribution fees”) and/or in connection with personal services rendered to Class M shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to a Distribution and Servicing Plan (“12b-1 Plan”) adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act.

The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under the 12b-1 Plan (calculated as a percentage of the Fund’s average daily net assets attributable to Class M shares):

Class	Annual Distribution Related and Service Fee
Class M Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	[0.xx]%

Because 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Payments to Financial Firms

The Fund or the Adviser also may enter into agreements with certain intermediaries under which the Fund makes payments to the intermediaries in recognition of the avoided transfer agency costs to the Fund associated with the intermediaries’ maintenance of customer accounts or in recognition of the services provided by intermediaries through mutual fund platforms.  Payments made out of the Fund under such agreements are generally based on either (1) a percentage of the average daily net asset value of the customer shares serviced by the intermediary, up to a set maximum, or (2) a per account fee assessed against each account serviced by such intermediary, up to a set maximum.  These payments are in addition to other payments described in this Prospectus such as the distribution and servicing fees paid pursuant to the 12b-1 Plan.  Investors who invest through financial firms are subject to the eligibility requirements set out in “Investing in the Fund” and “How to Buy Shares,” above.

The Adviser and the Fund’s Distributor may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (“FINRA”) rules and by other applicable laws and regulations.

Investors may be charged a fee if they effect transactions through an intermediary, broker or agent. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders.  Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s net asset value next computed after they are received by an authorized broker or the broker’s authorized designee.

FINANCIAL HIGHLIGHTS

The Fund is newly organized and its shares have not previously been offered and therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared.

19

PRIVACY POLICY

Stone Ridge Asset Management LLC’s Commitment to Its Customers2

Stone Ridge Asset Management LLC (“Stone Ridge”) recognizes and respects the privacy expectation of each of its customers.  Stone Ridge believes that the confidentiality and protection of its customers’ non-public personal information is one of its fundamental responsibilities.  This means, most importantly, that Stone Ridge does not sell customers’ non-public personal information to any third parties.  Stone Ridge uses its customers’ non-public personal information primarily to complete financial transactions that its customers request or to make its customers aware of other financial products and services offered by a Stone Ridge affiliated company.

Information Stone Ridge Collects About Its Customers

Stone Ridge collects non-public personal information about its customers from the following sources:

●	Account Applications and Other Forms, which may include a customer’s name and address, social security number or tax identification number, total assets, income, and accounts at other institutions;

●	Account History, which may include information about the transactions and balances in accounts with Stone Ridge; and

●	Correspondence, which may include written, telephonic or electronic communications.

How Stone Ridge Handles Its Customers’ Personal Information

As emphasized above, Stone Ridge does not sell non-public personal information about current or former customers to third parties.  Below are the details of circumstances in which Stone Ridge may disclose non-public personal information to third parties:

●
In order to complete certain transactions or account changes that a customer directs, it may be necessary to provide certain non-public personal information about that customer to companies, individuals, or groups that are not affiliated with Stone Ridge.  For example, if a customer asks Stone Ridge to transfer assets from another financial institution, Stone Ridge will need to provide certain non-public personal information about that customer to the company to complete the transaction.

●
In order to alert a customer to other financial products and services that a Stone Ridge affiliated company offers, Stone Ridge may share non-public personal information it has about that customer with an Stone Ridge affiliated company.

●
In certain instances, Stone Ridge may contract with non-affiliated companies to perform services for Stone Ridge.  Where necessary, Stone Ridge will disclose non-public personal information it has about its customers to these third parties.  For example, Stone Ridge may provide non-public personal information about a customer’s separate account to a qualified brokerage firm in order to enter into futures transactions.  In all such cases, Stone Ridge will provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose.  In addition, Stone Ridge requires these third parties to treat Stone Ridge customers’ non-public information with the same high degree of confidentiality that Stone Ridge does.

●	Finally, Stone Ridge will release non-public information about customers if directed by that customer to do so or if Stone Ridge is authorized by law to do so.

How Stone Ridge Safeguards Its Customers’ Personal Information

2 For purposes of this notice, the term “customer” or “customers” includes both individuals who have investments with a Stone Ridge affiliated company and individuals who have provided non-public personal information to a Stone Ridge affiliated company, but did not invest with a Stone Ridge affiliated company.

20

Stone Ridge restricts access to information about customers only to those employees who require that information to provide financial products and services to that customer.  Stone Ridge maintains physical, electronic, and procedural safeguards that comply with federal standards to guard its customers’ non-public personal information.

Keeping Its Customers Informed

As required by federal law, Stone Ridge will notify customers of Stone Ridge’s Privacy Policy annually.  Stone Ridge reserves the right to modify this policy at any time, but in the event that there is a change, Stone Ridge will promptly inform its customers of that change.

21

USEFUL SHAREHOLDER INFORMATION

Trust. Stone Ridge Trust consists of five funds, including Stone Ridge U.S. Master Variance Risk Premium Fund.  The Fund is an investment portfolio of Stone Ridge Trust, an open-end series management investment company organized as a Delaware statutory trust.

Shareholder Reports (when available). Annual and semi-annual reports to shareholders provide additional information about the Fund’s investments. These reports include financial statements, a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance, as well as the auditors’ report (in the annual report only).

Statement of Additional Information. The SAI provides more detailed information about the Fund. It is incorporated by reference into (and is legally a part of) this Prospectus.

How to Obtain Additional Information.

●
You can obtain shareholder reports or the SAI (without charge), make inquiries or request other information about the Fund by contacting the Transfer Agent at (855) 609-3680, writing the Fund at Stone Ridge Trust, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, visiting the Fund’s website at www.stoneridgefunds.com or calling your financial consultant.

●
You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1 (202) 551-8090 for information about the operation of the Public Reference Room. You also may access reports and other information about the Fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Fund’s file number.

If someone makes a statement about the Fund that is not in this Prospectus, you should not rely upon that information. Neither the Fund nor the Distributor is offering to sell shares of the Fund to any person to whom the Fund may not lawfully sell its shares.

How to Reach Stone Ridge Trust

Please send all requests for information or transactions to:

Stone Ridge Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

You may contact us by telephone at (855) 609-3680.

You can also visit our website at:

www.stoneridgefunds.com

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Investment Adviser

Stone Ridge Asset Management LLC
405 Lexington Ave., 55th Floor
New York, NY 10174

Investment Company Act File Number: 811-22761

SUBJECT TO COMPLETION DATED MARCH 4, 2013

Statement of Additional Information

Stone Ridge Trust

Stone Ridge U.S. Master Variance Risk Premium Fund

[   ] [   ], 2013

Stone Ridge U.S. Master Variance Risk Premium Fund
Share Class	Ticker Symbol
Class I	[ ]
Class M	[ ]

405 Lexington Ave, 55th Floor
New York, NY 10174
(212) 257-4778

Stone Ridge Trust consists of five funds, including Stone Ridge U.S. Master Variance Risk Premium Fund (the “Fund”).

The Fund is an investment portfolio of Stone Ridge Trust, an open-end series management investment company organized as a Delaware statutory trust.

The Fund is generally available to institutional investors, clients of institutional investors and clients of registered investment advisers (“RIAs”) meeting certain qualifications and that have completed a training program provided by the Fund’s investment adviser and certain other eligible investors.  Before investing or allocating shares of the Fund to a client’s account, investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors or clients and is not designed to be a complete investment program.  An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested.  Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or client’s net worth, income, age, and risk tolerance.  Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of their investment.

This Statement of Additional Information (“SAI”) is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund’s current prospectus dated [         ], 2013, as supplemented from time to time (the “Prospectus”).  This SAI supplements and should be read in conjunction with the Prospectus.  A copy of the Prospectus may be obtained without charge by writing the Fund at the address, or by calling the toll-free telephone number, listed above.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. THESE SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS

STATEMENT OF ADDITIONAL INFORMATION, WHICH IS NOT A PROSPECTUS, IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Stone Ridge Trust

Stone Ridge U.S. Master Variance Risk Premium Fund

TABLE OF CONTENTS

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS
Investment Objectives of the Fund
Investment Strategies and Risks of the Fund
Additional Investment Strategies and Risks of the Fund
Investment Restrictions
Portfolio Turnover

DISCLOSURE OF PORTFOLIO HOLDINGS

MANAGEMENT OF THE FUND
Board of Trustees
Officers of the Trust

PROXY VOTING POLICIES AND PROCEDURES

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

INVESTMENT ADVISORY AND OTHER SERVICES

PURCHASE AND REDEMPTION OF SHARES

COMPUTATION OF NET ASSET VALUE

TAX STATUS

PORTFOLIO TRANSACTIONS AND BROKERAGE

DESCRIPTION OF THE TRUST

FINANCIAL REPORT AND STATEMENTS

APPENDIX A – Securities Ratings

APPENDIX B - Proxy Voting Policies and Procedures

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

The Prospectus discusses the investment objectives of the Fund and the funds in which the Fund invests (the “Underlying Funds”), as well as the primary strategies they employ to achieve those objectives.  The Fund is an investment portfolio of Stone Ridge Trust (the “Trust”), an open-end series management investment company organized as a Delaware statutory trust on September 28, 2012.  The discussion below supplements the information set forth in the Prospectus under the “Investment Objective” and “Principal Investment Strategies” sections.  References herein to the “Adviser” shall mean Stone Ridge Asset Management LLC.

Investment Objectives of the Fund

The Fund’s investment objective is to seek long-term capital appreciation.

There is no assurance that the Fund’s investment objective will be achieved.  Additionally, since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Investment Strategies and Risks of the Fund and the Underlying Funds

The Adviser believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing.  The Fund is a special type of mutual fund that invests in a combination of other mutual funds (the “Underlying Funds”), specifically Class I Shares of the Stone Ridge U.S. Variance Risk Premium Fund (the “U.S. Variance Risk Premium Fund”) and Class I Shares of the Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap Variance Risk Premium Fund”).  The Underlying Funds were chosen based on the determination of the Adviser that they could provide long-term capital appreciation.

Under normal market conditions, the Fund will invest at least 80% of its net assets in the Underlying Funds that invest principally in U.S. issuers.  Initially, the Adviser anticipates allocating approximately two-thirds (2/3) of its assets to the U.S. Variance Risk Premium Fund and approximately one-third (1/3) of its assets to the U.S. Small Cap Variance Risk Premium Fund. The Fund's asset allocation targets may vary in particular cases and may change over time without prior notice.

Sources of expected return for the Underlying Funds may include the equity risk premium, defined as the tendency for average equity returns to be above average cash returns as compensation for bearing equity risk, and the variance risk premium, defined as the tendency for option implied volatility to be higher than realized volatility, on average, for bearing variance risk.  In constructing an investment portfolio for the Underlying Funds, the Adviser seeks to identify a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics.  The Adviser then seeks to obtain a meaningful subset of that universe while efficiently managing portfolio turnover and seeking to keep trading costs as low as practicable, given the appropriate execution requirements of the strategy.  The Adviser does not intend to purchase or sell securities for the investment portfolios of the Underlying Funds based on prospects for the economy, the securities markets or the individual issuers themselves.

The Adviser monitors the Underlying Funds and periodically rebalances the Fund's investments to bring them back within their target asset allocation ranges. In response to changing market or economic conditions, the Adviser may change the Fund's target asset allocation ranges at any time, without prior approval from or notice to shareholders. For temporary periods, the Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments. This will generally occur at times when the Adviser is unable to immediately invest cash received from purchases of Fund shares or from redemptions of other investments.

Additional Information on the Underlying Funds’ Investment Objectives and Strategies. The investment objective of each Underlying Fund is to seek long term capital appreciation.  Generally, the U.S. Variance Risk Premium Fund and the U.S. Small Cap Variance Risk Premium Fund have the same principal investment strategies as one another, and as those described above, except that the U.S. Small Cap Variance Risk Premium Fund (under normal market conditions) invests primarily in securities of U.S. issuers consisting of common stocks of U.S. small cap companies, exchange traded funds (“ETFs”) whose portfolios consist primarily of common stocks of U.S. small cap companies and derivative instruments related to those securities.  The Adviser considers small cap companies to be those companies that, at the time of purchase, have market capitalizations smaller than the 1,000th largest U.S. company.

The Underlying Funds may also enter into futures and swap contracts on stock indices.  The Underlying Funds also intend to write (sell) call options on individual stocks, ETFs, and indices.  The Underlying Funds may also write (sell) index and ETF put options.  For both calls and puts, each Underlying Fund will only sell “covered” options (i.e., where the Underlying Fund either segregates liquid assets at its custodian in an amount at least equal to the exercise price of the option or holds an offsetting position).  Generally, each Underlying Fund intends to sell call and put options that are “at” or “out-of-the-money” (i.e., for calls (for puts), the exercise price generally will be at or above (or below) the current price of the applicable stock, ETF, or index when the option is sold).  Such options that are more substantially “out-of-the-money” generally would pay a lower premium than options that are slightly “out-of-the-money.”  In certain circumstances, an Underlying Fund may also trade “in the money” options.  By selling call options, an Underlying Fund will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for an option premium.  By selling put options, an Underlying Fund will sell protection to the option purchaser in exchange for an option premium.  If, at expiration, an option sold by an Underlying Fund is exercised, the Underlying Fund will pay the purchaser the difference between the cash value of the applicable index or security and the exercise price of the option or will make or take delivery of the applicable equity security or securities.  The premium, the exercise price and the market value of the applicable stock, ETF, or index together will determine the gain or loss realized by an Underlying Fund as the seller of the option. As a result of the Underlying Funds’ option strategy and the use of leverage, the derivatives risk (described further below) will be significant in the Underlying Funds.

The Underlying Funds may lend their portfolio securities to broker-dealers and other institutional borrowers.

The Underlying Funds may obtain leverage through borrowings in seeking their investment objectives. The Underlying Funds’ borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. Each Underlying Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The Investment Company Act of 1940, as amended (the “1940 Act”) requires each Underlying Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  This means that the value of an Underlying Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness), measured at the time such Underlying Fund incurs the indebtedness.

The Underlying Funds may at times hold significant cash or government obligations to cover their derivatives positions.

The Underlying Funds’ investment adviser may also consider the tax consequences of the Underlying Funds’ investment strategy, but there is no assurance that the Underlying Funds will be managed in a tax-advantaged manner.

Set forth below is supplemental information about the types of securities the Underlying Funds may invest in, as well as investment techniques or strategies the Underlying Funds may use to try to achieve their objectives.  The objectives and investment policies of the Underlying Funds and the Fund’s allocations to the Underlying Funds may change without notice to or approval of the Fund’s shareholders.

For more complete information about each Underlying Fund’s investment policies and strategies, please refer to each Underlying Fund’s prospectus and Statement of Additional information.  You may obtain a copy of an Underlying Fund’s prospectus and Statement of Additional information by calling (855) 609-3680, or by downloading it from the Fund’s website at www.stoneridgefunds.com.

Futures. The Underlying Funds can buy and sell futures contracts that relate to debt securities (these are referred to as "interest rate futures"), broadly-based securities indices ("stock index futures" and "bond index futures"), foreign currencies, commodities and an individual stock ("single stock futures").

A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the securities included in the index and its value fluctuates in response to the changes in value of the underlying securities. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

No money is paid or received by an Underlying Fund on the purchase or sale of a future. Upon entering into a futures transaction, an Underlying Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with an Underlying Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on an Underlying Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

At any time prior to expiration of the future, an Underlying Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to that Underlying Fund. Any loss or gain on the future is then realized by an Underlying Fund for tax purposes. All futures transactions (except forward contracts) are effected through a clearinghouse associated with the exchange on which the contracts are traded.

Put and Call Options. The Underlying Funds can buy and sell exchange-traded and over-the-counter put options ("puts") and call options ("calls"), including index options, securities options, currency options, commodities options and options on futures.

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Writing Call Options.  The Underlying Funds may write (that is, sell) calls.  If an Underlying Fund sells a call option, it must be covered. That means the Underlying Fund must own the security subject to the call while the call is outstanding, or the call must be covered by segregating liquid assets to enable an Underlying Fund to satisfy its obligations if the call is exercised. There is no limit on the amount of an Underlying Fund's total assets that may be subject to covered calls an Underlying Fund writes.

When an Underlying Fund writes a call on a security, it receives cash (a premium). The Underlying Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. An Underlying Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium an Underlying Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case an Underlying Fund would keep the cash premium and the investment.

When an Underlying Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Underlying Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specific multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case, the Underlying Fund would keep the cash premium.

An Underlying Fund’s custodian bank, or a securities depository acting for the custodian, will act as such Underlying Fund’s escrow agent, through the facilities of the Options Clearing Corporation (“OCC”), as to the investments on which the Underlying Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when an Underlying Fund enters into a closing transaction.

When an Underlying Fund writes an over-the-counter (“OTC”) option, it will enter into an arrangement with a primary U.S. Government securities dealer which will establish a formula price at which the Underlying Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (i.e., the option is "in the money"). When an Underlying Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the market-to-market value of the underlying security, unless the option is subject to a buy-back agreement with the executing broker.

To terminate its obligation on a call it has written, an Underlying Fund may purchase a corresponding call in a "closing purchase transaction." That Underlying Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Underlying Fund wrote is more or less than the price of the call the Underlying Fund purchases to close out the transaction. An Underlying Fund may realize a profit if the call expires unexercised, because the Underlying Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. If an Underlying Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

An Underlying Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, an Underlying Fund must cover the call by segregating an equivalent dollar amount of liquid assets as identified in the Underlying Fund's books. The Underlying Fund will segregate additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would an Underlying Fund's receipt of an exercise notice as to that future require the Underlying Fund to deliver a futures contract. It would simply put the Underlying Fund in a short futures position.

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Writing Put Options. The Underlying Funds may write (that is, sell) put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. A put must be covered by segregated liquid assets.

If an Underlying Fund writes a put, the put must be covered by liquid assets identified in the Underlying Fund's books. The premium an Underlying Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price. However, an Underlying Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.

If a put an Underlying Fund has written expires unexercised, the Underlying Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Underlying Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, an Underlying Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Underlying Fund incurred.

When writing a put option on a security, to secure its obligation to pay for the underlying security an Underlying Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. An Underlying Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

As long as an Underlying Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Underlying Fund to take delivery of the underlying security and pay the exercise price. The Underlying Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Underlying Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once an Underlying Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

An Underlying Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit an Underlying Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. An Underlying Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes.

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Purchasing Puts and Calls. The Underlying Funds may purchase call options.  When an Underlying Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Underlying Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.

An Underlying Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Underlying Fund exercises the call. If an Underlying Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Underlying Fund will have paid the premium but lost the right to purchase the underlying investment.

An Underlying Fund can buy puts whether or not it owns the underlying investment. When an Underlying Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

Buying a put on an investment an Underlying Fund does not own (such as an index or a future) permits the Underlying Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

Buying a put on securities or futures an Underlying Fund owns enables the Underlying Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Underlying Fund will have paid the premium but lost the right to sell the underlying investment. However, the Underlying Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

When an Underlying Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Underlying Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

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Buying and Selling Options on Foreign Currencies. The Underlying Funds can buy and sell exchange-traded and over-the-counter put options and call options on foreign currencies.  The Underlying Funds could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities an Underlying Fund wants to acquire.

If an Underlying Fund’s investment adviser anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If such investment adviser anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Underlying Fund's position. The Underlying Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

A call an Underlying Fund writes on a foreign currency is "covered" if the Underlying Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

An Underlying Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Underlying Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a “cross-hedging” strategy. In those circumstances, an Underlying Fund covers the option by maintaining cash, U.S. Government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option, in a segregated account with an Underlying Fund’s custodian bank.

Risks of Hedging with Options and Futures. The use of hedging strategies requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If an Underlying Fund’s investment adviser uses a hedging strategy at the wrong time or judges market conditions incorrectly, hedging strategies may reduce an Underlying Fund's return. An Underlying Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

An Underlying Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by an Underlying Fund might cause the Underlying Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by an Underlying Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within each Underlying Fund's control, holding a put might cause an Underlying Fund to sell the related investments for reasons that would not exist in the absence of the put.

An Underlying Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in an Underlying Fund's net asset value being more sensitive to changes in the value of the underlying investment.

If a covered call written by an Underlying Fund is exercised on an investment that has increased in value, the Underlying Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. An Underlying Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of an Underlying Fund’s portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of an Underlying Fund's securities. For example, it is possible that while an Underlying Fund has used derivative instruments in a short hedge, the market may advance and the value of the securities held in the Underlying Fund's portfolio might decline. If that occurred, an Underlying Fund would lose money on the derivative instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the derivative instruments are based.

The risk of imperfect correlation increases as the composition of an Underlying Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, an Underlying Fund might use derivative instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

The Underlying Funds can use derivative instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when an Underlying Fund does so the market might decline. If an Underlying Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Underlying Fund will realize a loss on the hedge position that is not offset by a reduction in the price of the securities purchased.

Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. An Underlying Fund can use them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that an Underlying Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. An Underlying Fund can also use "cross-hedging" where the Underlying Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

The Underlying Funds may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Underlying Funds own or intend to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Underlying Fund might desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, an Underlying Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Underlying Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

An Underlying Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When an Underlying Fund believes that a foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Underlying Fund's portfolio securities denominated in that foreign currency. When an Underlying Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Underlying Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Underlying Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Underlying Fund are denominated. That is referred to as a "cross hedge."

An Underlying Fund will cover its short positions in these cases by identifying on its books assets having a value equal to the aggregate amount of the Underlying Fund’s commitment under forward contracts. An Underlying Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the

Underlying Fund’s portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

However, to avoid excess transactions and transaction costs, an Underlying Fund may maintain a net exposure to forward contracts in excess of the value of the Underlying Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is “covered” by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, an Underlying Fund may purchase a call option permitting the Underlying Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, an Underlying Fund may purchase a put option permitting the Underlying Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price.

The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases an Underlying Fund’s investment adviser might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency an Underlying Fund is obligated to deliver, the Underlying Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency an Underlying Fund is obligated to deliver to settle the trade, the Underlying Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Underlying Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce an Underlying Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Underlying Fund had not entered into such contracts.

At or before the maturity of a forward contract requiring an Underlying Fund to sell a currency, the Underlying Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative an Underlying Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Underlying Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, an Underlying Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Underlying Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

The costs to an Underlying Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, each Underlying Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

Although each Underlying Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Underlying Funds may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to one Underlying Fund at one rate, while offering a lesser rate of exchange if the Underlying Fund desires to resell that currency to the dealer.

Equity Securities. The Underlying Funds intend to invest in equity securities, including certain types of equity securities of both foreign and U.S. companies.  Those equity securities include common stocks, preferred stocks (described below), rights and warrants, and securities convertible into common stock.  Certain equity securities may be purchased because they may provide dividend income.

The stocks in which an Underlying Fund invests may be more volatile than the stock market as a whole. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Underlying Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels. Preferred stocks may also be sensitive to changes in interest rates. When interest rates rise, the value of preferred stocks will generally fall.

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Convertible Securities.  While some convertible securities are a form of debt security, in certain cases their conversion feature (allowing conversion into equity securities) causes them to be regarded more as "equity equivalents."  As a result, the rating assigned to the security has less impact on the decision of an Underlying Fund’s investment adviser with respect to convertible securities than in the case of non-convertible fixed income securities.  Convertible securities are subject to the credit risks and interest rate risks of debt securities described above.

The value of a convertible security is a function of its "investment value" and its "conversion value."  If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when interest rates fall and decrease when interest rates rise.  If the conversion value exceeds the investment value, the security will behave more like an equity security.  In that case, it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.

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Rights and Warrants.  The Underlying Funds can hold warrants or rights. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time.  Their prices do not necessarily move parallel to the prices of the underlying securities.  Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders.  Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

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Risks of Investing in Stocks.  Stocks fluctuate in price, and their short-term volatility at times may be great.  To the extent that an Underlying Fund invests in equity securities, the value of that Underlying Fund's portfolio will be affected by changes in the stock markets. Market risk can affect the Underlying Funds' net asset value per share, which will fluctuate as the values of the Underlying Funds' portfolio securities change.  The prices of individual stocks do not all move in the same direction uniformly or at the same time.  Different stock markets may behave differently from each other.

Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. The Underlying Funds can invest in securities of large companies and mid-size companies, but may also hold stocks of small companies, which may have more volatile stock prices than stocks of larger companies.

Small and Mid-Capitalization Investing. The Underlying Funds may invest in securities of small capitalization companies, mid-capitalization companies and recently organized companies. Historically, such securities, and particularly securities of smaller capitalization companies, have been more volatile in price than those of larger capitalized, more established companies. Many of the risks apply equally to mid-capitalization companies, and such companies are included in the term “small capitalization companies” for the purposes of this risk factor. The securities of small capitalization and recently organized companies pose greater investment risks because such companies may have limited product lines, distribution channels and financial and managerial resources. In particular, small capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel. Further, there is often less publicly available information concerning such companies than for larger, more established businesses. The equity securities of small capitalization companies are often traded over-the-counter or on regional exchanges and may not be traded in the volumes typical on a national securities exchange. Consequently, the Underlying Funds or entities in which the Underlying Funds invest may be required to dispose of such securities or cover a short position over a longer (and potentially less favorable) period of time than is required to dispose of or cover a short position with respect to the securities of larger, more established companies. Investments in small capitalization companies may also be more difficult to value than other types of securities because of the foregoing considerations as well as lower trading volumes. Investments in companies with limited or no operating histories are more speculative and entail greater risk than do investments in companies with an established operating record.

The U.S. Small Cap Variance Risk Premium Fund may allocate any portion of its assets to smaller companies.  In consequence, the Fund may have substantial exposure to small companies.

Additionally, transaction costs for these types of investments can be higher than those of larger capitalization companies.

Large-Capitalization Investing. Large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly the value of large-capitalization stocks may not rise to the same extent as the value of small or mid-cap companies under certain market conditions or during certain periods.  Market capitalizations of companies change over time.  The U.S. Variance Risk Premium Fund may allocate any portion of its assets to stocks of large-capitalization companies.  In consequence, the Fund may have substantial exposure to larger companies.

Other Derivatives

The Underlying Funds may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any related security, instrument, index or economic indicator (“reference instruments”).  Derivatives are financial instruments the value of which is derived from the underlying reference instrument. Derivatives transactions can involve substantial risk.  Derivatives typically allow an Underlying Fund to increase or decrease the level of risk to which it is exposed more quickly and efficiently than transactions in other types of instruments.  An Underlying Fund incurs costs in connection with opening and closing derivatives positions.  In addition to the options and futures strategies described above, each Underlying Fund may engage in the various derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks.  The Underlying Funds may but are not required to use futures and options on securities, indices and currencies, forward foreign currency exchange contracts, stock index futures, swaps and other derivative instruments.  The Underlying Funds may use derivatives for a variety of purposes, including (i) as a hedge against adverse changes in the market prices of securities, interest rates or, to a lesser extent, currency exchange rates, (ii) as a substitute for purchasing or selling securities, (iii) to seek to increase an Underlying Fund’s return as a non-hedging strategy that may be considered speculative, or (iv) to manage portfolio exposures.

Certain derivative transactions may give rise to a form of leverage.  The Underlying Funds are required to segregate or “earmark” liquid assets or otherwise cover the Underlying Funds’ obligation created by a transaction that may give rise to leverage.  The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirement Funds.  Leverage may cause an Underlying Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of an Underlying Fund’s portfolio securities.  The loss on leverage transactions may substantially exceed the initial investment.

The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in an Underlying Fund, which magnifies the Underlying Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by an Underlying Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Underlying Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of an Underlying Fund’s shares may decline and the Underlying Fund could experience delays in the return of collateral or other assets held by the counterparty and an investor may lose money. The loss on derivative transactions may substantially exceed the initial investment.

Options Risk.    A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices, interest rates and other economic factors. No assurances can be given that the judgment of an Underlying Fund’s investment adviser in this respect will be correct.

The trading price of options may be adversely affected if the market for such options becomes less liquid or smaller. An Underlying Fund may close out a written option position by buying the option instead of letting it expire or be exercised. Similarly, an Underlying Fund may close out a purchased option position by selling the option instead of holding until exercise. There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position by buying or selling the option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a market clearinghouse may not at all times be adequate to handle current trading volume; or (vi) a regulator or one or more exchanges could, for economic or other reasons, decide to discontinue the trading of options (or a particular class or series of options) at some future date. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. There are significant differences between securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.

Although it is not obligated to do so, each Underlying Fund can use derivatives to hedge.  An Underlying Fund can use hedging to attempt to protect against declines in the market value of that Underlying Fund's portfolio, to permit the Underlying Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons.  The Underlying Funds can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Underlying Funds would normally seek to purchase the securities and then terminate that hedging position. The Underlying Funds might also use this type of hedge to attempt to protect against the possibility that their portfolio securities would not be fully included in a rise in value of the market.

Some of the hedging strategies the Underlying Funds can use are described below.  The Underlying Funds may employ new hedging strategies when they are developed, if those investment methods are consistent with the Underlying Funds' investment objectives and are permissible under applicable regulations governing the Underlying Funds.

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"Structured" Notes. The Underlying Funds can invest in "structured" notes, which are specially-designed derivative debt investments whose principal payments or interest payments are linked to the value of an underlying asset, such as an equity or debt security, currency, or commodity, or non-asset reference, such as an interest rate or index. The terms of the instrument may be "structured" by the purchaser (the Underlying Funds) and the borrower issuing the note.

The values of these notes will fall or rise in response to changes in the values of the underlying asset or reference and the Underlying Funds might receive less principal or interest if the underlying asset or reference does not perform as anticipated.  In some cases, these notes may pay an amount based on a multiple of the relative change in value of the asset or reference.  This type of note offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

The values of these notes are also subject to both credit risk (if the counterparty fails to meet its obligations) and interest rate risk and therefore the Underlying Funds could receive more or less than they originally invested when a note matures.  The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Underlying Funds to value them or sell them at an acceptable price.

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Swaps.  The Underlying Funds may enter into swap agreements, including interest rate, total return, credit default and volatility swaps.  Swap agreements are two-party contracts entered into primarily by institutional investors for a specified period of time typically ranging from a few weeks to more than one year.  In a standard swap transaction, two parties agree to exchange the returns (or the difference between the returns) earned or realized on a particular asset, such as an equity or debt security, commodity or currency, or non-asset reference, such as an interest rate or index.  The swapped returns are generally calculated with respect to a notional amount, that is, the return on a particular dollar amount invested in the underlying asset or reference.  The Underlying Funds may enter into swap agreements to, among other reasons, gain exposure to certain markets in the most economical way possible, protect against currency fluctuations, or reduce risk arising from ownership of a particular security or instrument.  The Underlying Funds will identify liquid assets on the Underlying Funds' books (such as cash or U.S. Government securities) to cover any amounts they could owe under swaps that exceed the amounts they are entitled to receive, and they will adjust that amount daily, as needed.

The Underlying Funds may enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between an Underlying Fund and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of more than one swap transaction, the amount payable shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on any swap, the counterparty can terminate all outstanding swaps with that party.

The use of swap agreements by the Underlying Funds entails certain risks. The swaps market is generally unregulated.  There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments and may be considered illiquid by the Underlying Funds.  Swap agreements entail credit risk arising from the possibility that the counterparty will default.  If the counterparty defaults, the Underlying Funds’ loss will consist of the net amount of contractual payments that the Underlying Funds have not yet received.  Each Underlying Fund’s investment adviser will monitor the creditworthiness of counterparties to the Underlying Fund’s swap transactions on an ongoing basis. The Underlying Fund’s successful use of swap agreements is dependent upon ability of such Underlying Fund’s investment adviser to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Swap agreements may effectively add leverage to an Underlying Fund’s portfolio because such Underlying Fund would be subject to investment exposure on the notional amount of the swap.

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Interest Rate Swaps.  The Underlying Funds may enter into interest rate swaps. In an interest rate swap, an Underlying Fund and another party exchange the right to receive or the obligation to pay interest on a security or other reference rate. For example, they might swap the right to receive floating rate payments for fixed rate payments.  There is a risk that, based on movements of interest rates, the payments made by an Underlying Fund under a swap agreement will be greater than the payments it receives.

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Total Return Swaps.  The Underlying Funds may enter into total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset, such as a security or basket of securities, or non-asset reference, such as a securities index, during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from different underlying assets or references.  Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated by the Underlying Fund’s investment adviser.

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Credit Default Swaps. The Underlying Funds may enter into credit default swaps.  A credit default swap enables an investor to buy or sell protection against a credit event, such as a borrower's or issuer's failure to make timely payments of interest or principal, bankruptcy or restructuring.  The Underlying Funds may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified borrower or issuer.  The Underlying Funds may enter into credit default swaps, both directly ("unfunded swaps") and indirectly ("funded swaps") in the form of a swap embedded within a structured security. Unfunded and funded credit default swaps may refer to a single security or on a basket of securities.

If an Underlying Fund buys credit protection using a credit default swap and a credit event occurs, that Underlying Fund will deliver the defaulted bond underlying the swap and the swap counterparty will pay the par amount of the bond.  If an Underlying Fund sells credit protection using a credit default swap and a credit event occurs, that Underlying Fund will pay the par amount of the defaulted bond underlying the swap and the swap counterparty will deliver the bond.  If the swap is on a basket of assets, the notional amount of the swap is reduced by the par amount of the defaulted asset, and the fixed payments are then made on the reduced notional amount.

Risks of credit default swaps include counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that an Underlying Fund will not properly assess the cost of the instrument based on the lack of transparency in the market.  If an Underlying Fund is selling credit protection, there is a risk that a credit event will occur and that such Underlying Fund will have to pay par value on defaulted bonds.  If an Underlying Fund is buying credit protection, there is a risk that no credit event will occur and the Underlying Fund will receive no benefit for the premium paid.  In addition, if an Underlying Fund is buying credit protection and a credit event does occur, there is a risk when the Underlying Fund does not own the underlying asset, that the Underlying Fund will have difficulty acquiring the asset on the open market and may receive adverse pricing.

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Volatility Swap Contracts.  The Underlying Funds may enter into volatility swaps to hedge the direction of volatility in a particular asset or non-asset reference, or for other non-speculative purposes.  For volatility swaps, counterparties agree to buy or sell volatility at a specific level over a fixed period.  Volatility swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that an Underlying Fund’s investment adviser is incorrect in forecasts of volatility of the underlying asset or reference.

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Swap Options and Swap Forwards.  The Underlying Funds also may enter into options on swaps as well as forwards on swaps.  A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement on pre-designated terms.  The Underlying Funds may write (sell) and purchase put and call swap options.  A swap forward is an agreement to enter into a swap agreement at some point in the future, usually three to six months from the date of the contract.

The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.  An Underlying Fund generally will incur a greater risk when it writes a swap option than when it purchases a swap option.  When an Underlying Fund purchases a swap option it risks losing only the amount of the premium they have paid if the Underlying Fund lets the option expire unexercised.  When an Underlying Fund writes a swap option it will become obligated, upon exercise of the option by the counterparty, according to the terms of the underlying agreement.

Regulatory Aspects of Certain Derivative Instruments.  In February 2012, the Commodity Futures Trading Commission ("CFTC") adopted amendments to Rule 4.5 of the Commodity Exchange Act ("CEA") that significantly limit the ability of certain regulated entities, including registered investment companies such as the Trust, to rely on an exclusion that would prevent its investment adviser from registering with the CFTC as a commodity pool operator ("CPO"). The exclusion from Rule 4.5 previously allowed registered investment companies to engage in unlimited transactions involving futures contracts. However, under amended Rule 4.5, the investment adviser of a registered investment company may claim exclusion from registration as a CPO only if the registered investment company that it advises uses futures contracts solely for "bona fide hedging purposes" or limits its use of futures contracts for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions with respect to futures contracts do not exceed 5% of the liquidation value of the registered investment company's portfolio, or (ii) the aggregate "notional value" of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the registered investment company's portfolio (taking into account unrealized profits and unrealized losses on any such positions). Each Underlying Fund’s investment adviser has claimed exclusion on behalf of each Underlying Fund under the amended Rule 4.5.

Tax Aspects of Certain Derivative Instruments Risks. Certain foreign currency exchange contracts in which the Underlying Funds may invest are treated as "Section 1256 contracts" under the Internal Revenue Code of 1986, as amended (the “Code”). In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Underlying Funds at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. An election can be made by the Underlying Funds to exempt those transactions from this mark-to-market treatment.

Certain forward contracts the Underlying Funds enter into may result in "straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Underlying Funds on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

Under the Code, the following gains or losses are treated as ordinary income or loss:

(1)
gains or losses attributable to fluctuations in exchange rates that occur between the time an Underlying Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Underlying Fund actually collects such receivables or pays such liabilities, and

(2)
gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Code for that trade, which may increase or decrease the amount of an Underlying Fund's investment income available for distribution to its shareholders.

Exchange-Traded Funds. Each Underlying Fund may invest in ETFs, which are investment companies or special purpose trusts whose primary objective is to achieve the same rate of return as a particular market index while trading throughout the day on an exchange. The Underlying Funds will purchase and sell individual shares of ETFs in the secondary market. These secondary market transactions require the payment of commissions.

ETF shares are subject to the same risks as other investment companies, as described above.  Certain risks of investing in an ETF are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF’s underlying assets to the index); and the risk that because an ETF is not actively managed, it cannot sell poorly performing stocks as long as they are represented in the index. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAVs and the risk that the ETFs may not be liquid.  Furthermore, there may be times when the exchange halts trading, in which case an Underlying Fund owning ETF shares would be unable to sell them until trading is resumed.  In addition, because ETFs often invest in a portfolio of common stocks and “track” a designated index, an overall decline in stocks comprising an ETF’s benchmark index could have a greater impact on the ETF and investors than might be the case in an investment company with a more widely diversified portfolio.  Losses could also occur if the ETF is unable to replicate the performance of the chosen benchmark index. Other risks associated with ETFs include the possibility that: (i) an ETF’s distributions may decline if the issuers of the ETF’s portfolio securities fail to continue to pay dividends; and (ii) under certain circumstances, an ETF could be terminated.  Should termination occur, the ETF could have to liquidate its portfolio when the prices for those assets are falling.  In addition, inadequate or irregularly provided information about an ETF or its investments could expose investors in ETFs to unknown risks.

Exchange-Traded Notes (“ETNs”). An investment in an ETN involves risks, including possible loss of principal. ETNs are unsecured debt securities issued by a bank that are linked to the total return of a market index. Risks of investing in ETNs also include limited portfolio diversification, uncertain principal payment, and illiquidity. Additionally, the investor fee will reduce the amount of return on maturity or at redemption, and as a result the investor may receive less than the principal amount a maturity or upon redemption, even if the value of the relevant index has increased.

Preferred Stocks.  Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings.  Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemption prior to maturity, which also can have a negative impact on prices when interest rates decline. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation.

Securities Lending. Each Underlying Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. Loans will only be made to firms that have been approved by the Underlying Fund’s investment adviser and the Underlying Fund’s investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. Each Underlying Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.  An Underlying Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of the Underlying Fund’s total assets (including such loans). Loan arrangements made by an Underlying Fund will comply with all other applicable regulatory requirements for securities lending, including with respect to changes in market values, termination, interest paid on loaned securities and ability to call back loaned securities for voting.

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will only be made to firms that have been approved by the Underlying Fund’s investment adviser and the Underlying Fund’s investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when an Underlying Fund’s investment adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned.

Borrowing Risk.  Each Underlying Fund may borrow to meet redemption requests or for investment purposes (i.e., to purchase additional portfolio securities).  An Underlying Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. An Underlying Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit.  An Underlying Fund’s investment portfolio may limit the number of lenders willing to enter into a borrowing arrangement with the Underlying Fund, result in higher borrowing costs to the Underlying Fund, or less favorable terms under the arrangement because such securities are higher risk instruments.  As a result, an Underlying Fund may be required to modify its investment program in order to meet the terms of any borrowing arrangement.  If so, the Underlying Fund may not meet its investment objectives.  Borrowing also will cost an Underlying Fund interest expense and other fees.  The cost of borrowing may reduce the Underlying Fund's return.  In addition to any more stringent terms imposed by a lender, the 1940 Act requires the Underlying Funds to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow each Underlying Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. An Underlying Fund will borrow only if the value of the Underlying Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time an Underlying Fund should fail to meet this 300% coverage requirement, within three business days, the Underlying Fund will seek to reduce its borrowings to meet the requirement. An Underlying Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

Leveraging Risk.  Each Underlying Fund may borrow or enter into leveraged derivative transactions for investment purposes, which will cause an Underlying Fund to incur investment leverage.  Therefore the Underlying Funds are subject to leveraging risk.  Leverage magnifies an Underlying Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Underlying Fund would otherwise have.  The value of an investment in an Underlying Fund will be more volatile and other risks tend to be compounded if and to the extent an Underlying Fund borrows or uses leveraged derivatives or other investments that have embedded leverage. Engaging in such transactions may cause an Underlying Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Other Debt Investments. As part of their respective regular investment programs, the Underlying Funds can invest in debt investments. The Underlying Funds may invest in debt securities of U.S. or foreign issuers.  These debt securities may have fixed or floating interest rates; may or may not be collateralized; and may be below investment grade.  The Underlying Funds have no limits as to the maturity of debt securities in which each Underlying Fund invests or as to the market capitalization range of the issuers.

Corporate Debt Obligations. The Underlying Funds can purchase debt obligations, such as bonds, debentures, notes and preferred stock issued by U.S. and foreign corporations, partnerships or other business entities.  Debt securities purchased by an Underlying Fund may be subordinate to other liabilities of the issuer.  If a borrower becomes insolvent, the borrower's assets may be insufficient to meet its obligations to the holders of its subordinated debt.

U.S. Government Securities.  The Underlying Funds may invest in U.S. government securities, which are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. U.S. government securities include issues by non-governmental entities (like financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association (Ginnie Mae), this guarantee does not apply to losses resulting from declines in the market value of these securities. Some of the U.S. government securities that the Underlying Funds may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae and Freddie Mac. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers.

U.S. Treasury Obligations.  These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of one to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued).  Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal.  The Underlying Funds can also buy U.S. Treasury securities whose interest coupons have been “stripped” by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS").

The U.S. Treasury securities called "TIPS" are designed to provide an investment that is not vulnerable to inflation.  The interest rate paid by TIPS is fixed.  The principal value rises or falls semi-annually based on changes in the published Consumer Price Index.  If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S. Government. Some are supported by the full faith and credit of the United States, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes") and Federal Home Loan Mortgage Corporation obligations ("Freddie Macs"). Others are supported only by the credit of the entity that issued them. Securities issued by Fannie Mae and Freddie Mac are also supported by commitments from the U.S. Treasury to purchase certain of those agencies' securities during market conditions in which the U.S. Treasury deems it necessary for the promotion of market stability.  In September 2008, the Federal Housing Finance Agency, a new independent regulatory agency, placed the Federal National Mortgage Corporation and Federal Home Loan Mortgage Corporation into conservatorship.  The U.S. Department of Treasury also entered into a new secured lending credit facility with those companies and a preferred stock purchase agreement. Under the preferred stock purchase agreement, the Treasury will ensure that each company maintains a positive net worth.

Zero-Coupon U.S. Government Securities.  The Underlying Funds can buy zero-coupon U.S. Government securities. These will typically be U.S. Treasury Notes and Bonds that have been stripped of their interest coupons or certificates representing interests in those stripped debt obligations and coupons.

Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value at maturity.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  The discount typically decreases as the maturity date approaches.

Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities that pay interest.  Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise.  When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

An Underlying Fund's investment in zero-coupon securities may cause the Underlying Fund to recognize income and make distributions or allocations to shareholders before it receives any cash payments on the zero-coupon investment.  To generate cash to satisfy those requirements, an Underlying Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Underlying Fund shares.

Other Zero-Coupon Securities.  The Underlying Funds may buy zero-coupon and delayed interest securities, and "stripped" securities of U.S. and foreign corporations and of foreign government issuers.  These are similar in structure to zero-coupon and "stripped" U.S. Government securities, but in the case of foreign government securities may or may not be backed by the "full faith and credit" of the issuing foreign government.  Zero-coupon securities issued by foreign governments and by corporations will be subject to greater credit risks than U.S. Government zero-coupon securities.

Other "Stripped" Securities.  In addition to buying stripped Treasury securities, the Underlying Funds can invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments.  These are a form of derivative investment.

Mortgage securities may be partially stripped so that each class receives some interest and some principal.  However, they may be completely stripped.  In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a "principal-only" security or "P/O." Strips can be created for pass-through certificates or collateralized mortgage obligations (CMOs).

The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, an Underlying Fund might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially.

Other Floating Rate and Variable Rate Obligations.  The Underlying Funds can invest in debt securities that have floating or variable interest rates. Those variable rate obligations may have a demand feature that allows an Underlying Fund to tender the obligation to the issuer or a third party prior to its maturity.  The tender may be at par value plus accrued interest, according to the terms of the obligations.

The interest rate on a floating rate demand note is adjusted automatically according to a stated prevailing market rate, such as the Prime Rate, the 91-day U.S. Treasury Bill rate, or some other standard.  The instrument's rate is adjusted automatically each time the base rate is adjusted.  The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice.  The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder. The Underlying Funds can also buy step-coupon bonds that have a coupon rate that changes periodically during the life of the security on pre-determined dates that are set when the security is issued.

Money Market Instruments. The Underlying Funds can invest in money market instruments, which are U.S. dollar-denominated, high-quality, short-term debt obligations, to provide liquidity, for temporary defensive purposes, or for other purposes.  Money market instruments may have fixed, variable or floating interest rates.  Examples of money market instruments include obligations issued or guaranteed by the U.S. Government (or any of its agencies or instrumentalities); bank obligations, such as time deposits, certificates of deposit and bankers' acceptances; commercial paper; and variable amount master demand notes.

Credit Risk.  Debt securities are subject to credit risk.  Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Underlying Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Underlying Fund's shares might fall. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities. While the Underlying Fund's investments in U.S. Government securities are subject to little credit risk, the Underlying Fund's other investments in debt securities, particularly high-yield, lower-grade debt securities, are subject to higher risks of default.  The sponsoring entity may default on its obligation to make payments to the issuer or the issuer's investment of principal may not perform as expected.

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Special Credit Risks of Lower-Grade Securities.  The Underlying Funds can invest without limit in debt obligations that are below investment grade if the Underlying Fund’s investment adviser believes it is consistent with the Underlying Fund's investment objective.  Investment-grade securities are securities rated at least "Baa" by Moody's, at least "BBB" by S&P or Fitch, Inc., or that have comparable ratings by another nationally-recognized statistical rating organization ("NRSRO").  Because lower-quality securities tend to offer higher yields than investment-grade securities, the Underlying Funds may invest in lower-grade securities to try to achieve higher income.  In general, lower-grade securities are subject to credit risk to a greater extent than higher-quality investments.  While securities rated "Baa" by Moody's or "BBB" by S&P or Fitch are investment grade, those securities may be subject to interest rate and credit risks, and have some speculative characteristics.

Interest Rate Risk.  Interest rate risk refers to the fluctuations in value of debt instruments resulting from the inverse relationship between price and yield.  For fixed rate debt securities, an increase in prevailing interest rates will tend to reduce the market value of already-issued debt securities, and a decline in general interest rates will tend to increase their value. In addition, investments having longer maturities are subject to potentially greater fluctuations in value from changes in interest rates than obligations having shorter maturities.  The Underlying Funds do not have investment policies establishing specific maturity ranges for their investments, and they may be within any maturity range (short, medium or long) depending on the evaluation of the Underlying Fund’s investment adviser of investment opportunities available within the debt securities markets.

Because the interest rates on floating rate bonds adjust periodically to reflect current market rates, falling short-term interest rates should tend to decrease the income payable to the Underlying Funds on their floating rate investments and rising rates should tend to increase that income. However, investments in floating rate and variable rate obligations should also mitigate the fluctuations in the Underlying Funds’ net asset values during periods of changing interest rates, compared to changes in values of fixed-rate debt securities. Nevertheless, changes in interest rates can affect the value of an Underlying Fund's floating rate investments, especially if rates change sharply in a short period, because the resets of the interest rates on the investments occur periodically and will not all happen simultaneously with changes in prevailing rates. Having a shorter average reset period for their portfolio of investments may help mitigate that risk.

Investment in Other Investment Companies. The Underlying Funds can invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the 1940 Act that apply to those types of investments.  The Underlying Funds cannot invest in other investment companies in reliance on paragraph (F) or (G) of section 12(d)(1) of the 1940 Act.  The Underlying Funds can invest, for example, in exchange-traded funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Underlying Funds might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the exchange-traded funds' portfolio, at times when the Underlying Funds may not be able to buy those portfolio securities directly.

The shares of other investment companies may fluctuate in price and may be worth more or less when an Underlying Fund sells them.  Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the 1940 Act.  The Underlying Funds do not intend to invest in other investment companies unless the Underlying Fund’s investment adviser believes that the potential benefits of the investment justify the payment of any premiums or sales charges.  As a shareholder of an investment company, an Underlying Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.  The Underlying Funds do not anticipate investing a substantial amount of their net assets in shares of other investment companies.

Foreign Securities. The Underlying Funds can invest in foreign securities. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S. Government or issued by foreign supra-national entities.

Securities of foreign issuers that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

Investments in foreign securities may also offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities.  Some of these additional risks are:

o	reduction of income by foreign taxes;
o	fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage) or due to currency devaluation;
o	transaction charges for currency exchange;
o	lack of public information about foreign issuers;
o	lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o	less volume on foreign exchanges than on U.S. exchanges;
o	greater volatility and less liquidity on foreign markets than in the United States;
o	less governmental regulation of foreign issuers, stock exchanges and brokers than in the United States;
o	greater difficulties in commencing lawsuits;
o	higher brokerage commission rates than in the United States;
o	increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o	possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o	unfavorable differences between the U.S. economy and foreign economies.

Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in securities of foreign issuers that appear to offer high income potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not move in a manner parallel to U.S. markets.

Foreign Government Debt Obligations. The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. The Underlying Funds may buy securities issued by certain supra-national entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. The governmental members of these supra-national entities are "stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings.  A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income.  There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

Passive Foreign Investment Companies. Under U.S. tax laws, passive foreign investment companies ("PFICs") are those foreign corporations which generate primarily "passive" income. Passive income is defined as any income that is considered foreign personal holding company income under the Code. For federal tax purposes, a foreign corporation is deemed to be a PFIC if 75% or more of its gross income during a fiscal year is passive income or if 50% or more of its assets are assets that produce, or are held to produce, passive income.

Subject to the limits under the 1940 Act, the Underlying Funds may invest in foreign mutual funds to gain exposure to the securities of companies in countries that limit or prohibit all direct foreign investment. Foreign mutual funds are generally deemed to be PFICs, since nearly all of the income of a mutual fund is passive income. Some of the other foreign corporations that the Underlying Funds may invest in may also be considered PFICs.

Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. The Underlying Funds make every effort to ensure compliance with federal tax reporting of these investments; however an Underlying Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes.

In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

Because the Underlying Funds can purchase securities denominated in foreign currencies, a change in the value of a foreign currency against the U.S. dollar could result in a change in the amount of income an Underlying Fund has available for distribution.  Because a portion of each Underlying Fund's investment income may be received in foreign currencies, each Underlying Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore each Underlying Fund will absorb the cost of currency fluctuations. After each Underlying Fund has distributed income, subsequent foreign currency losses may result in an Underlying Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

Additional Investment Strategies and Risks of the Underlying Funds

Repurchase Agreements. The Underlying Funds can acquire securities subject to repurchase agreements. They might do so for liquidity purposes to meet anticipated redemptions of Underlying Fund shares, pending the investment of the proceeds from sales of Underlying Fund shares, pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below.

In a repurchase transaction, an Underlying Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date.  The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Underlying Fund’s investment adviser from time to time.

The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days may be deemed to be illiquid investments.  There is no limit on the amount of each Underlying Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

Repurchase agreements, considered "loans" under the 1940 Act, are collateralized by the underlying security.  Each Underlying Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, an Underlying Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. Each Underlying Fund’s investment adviser will monitor the vendor's creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

The Underlying Funds may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Reverse Repurchase Agreements. The Underlying Funds may enter into reverse repurchase agreements pursuant to which an Underlying Fund transfers securities to a counterparty in return for cash, and the Underlying Fund agrees to repurchase the securities at a later date and for a higher price. Reverse repurchase agreements are treated as borrowings by an Underlying Fund, are a form of leverage and may make the value of an investment in an Underlying Fund more volatile and increase the risks of investing in an Underlying Fund. Each Underlying Fund also may borrow money from banks or other lenders for temporary purposes in an amount not to exceed 5% of the Underlying Fund’s assets.  Such temporary borrowings are not subject to the asset coverage requirements discussed below in connection with an Underlying Fund’s borrowings for investment purposes. Entering into reverse repurchase agreements and other borrowing transactions may cause an Underlying Fund to liquidate positions when it may not be advantageous to do so in order to satisfy its obligations or meet segregation requirements.  Borrowing money involves transaction and interest costs.  An Underlying Fund may pay a commitment fee or other fees to maintain a line of credit, and will pay interest on amounts it borrows.

To the extent required by SEC guidelines, if a transaction (such as a reverse repurchase agreement) exposes an Underlying Fund to an obligation to another party it will either: (1) enter an offsetting (“covered”) position for the same type of financial asset; or (2) segregate cash or liquid securities on the books of the custodian with a value sufficient at all times to cover its potential obligations not covered. Assets used as cover or segregated cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets.

"When-Issued" and "Delayed-Delivery" Transactions.  The Underlying Funds may invest in securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" (or "forward-commitment") basis.  "When-issued" and "delayed-delivery" are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.  Delivery and payment for the securities take place at a later date.  The securities are subject to change in value from market fluctuations during the period until settlement.  The value at delivery may be less than the purchase price.  For example, changes in interest rates in a direction other than that expected by the Underlying Fund’s investment adviser before settlement will affect the value of such securities and may cause a loss to an Underlying Fund. During the period between purchase and settlement, an Underlying Fund makes no payment to the issuer and no interest accrues to the Underlying Fund from the investment until it receives the security at settlement.

The Underlying Funds may engage in when-issued transactions to secure what the Underlying Funds’ investment adviser considers to be an advantageous price and yield at the time the obligation is entered into.  When an Underlying Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction.  Its failure to do so may cause the Underlying Fund to lose the opportunity to obtain the security at a price and yield the Underlying Fund’s investment adviser considers to be advantageous.

When an Underlying Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage.  Although an Underlying Fund's purpose in entering into delayed-delivery or when-issued purchase transactions is to acquire securities, it may dispose of a commitment prior to settlement.  If an Underlying Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

At the time an Underlying Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Underlying Fund's net asset value.  In a sale transaction, it records the proceeds to be received.  Each Underlying Fund will identify on its books liquid assets at least equal in value to the value of the Underlying Fund's purchase commitments until the Underlying Fund pays for the investment.

When-issued and delayed-delivery transactions can be used by the Underlying Funds as a defensive technique to hedge against anticipated changes in interest rates and prices.  For instance, in periods of rising interest rates and falling prices, an Underlying Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.  In periods of falling interest rates and rising prices, an Underlying Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

Bank Loans. Each Underlying Fund may invest in bank loans.  By purchasing a loan, an Underlying Fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower.  An Underlying Fund may act as part of a lending syndicate, and in such cases would be purchasing a “participation” in the loan.  An Underlying Fund also may purchase loans by assignment from another lender.  Many loans are secured by the assets of the borrower, and most impose restrictive covenants that must be met by the borrower.  These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower.  Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

An Underlying Fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower (and, in some cases, the lending institution from which it purchases the loan).  The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate.  In addition, an Underlying Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.  The failure by an Underlying Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Underlying Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Underlying Fund’s NAV.  Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate.  In selecting the loans in which an Underlying Fund will invest, however, the Underlying Fund’s investment adviser will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers.  The analysis of the Underlying Fund’s investment adviser may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates.  The Underlying Funds’ investment adviser generally will not have access to non-public information to which other investors in syndicated loans may have access.  Because loans in which an Underlying Fund may invest generally are not rated by independent credit rating agencies, a decision by the Underlying Fund to invest in a particular loan will depend almost exclusively on the Underlying Funds’ Adviser’s, and the original lending institution’s, credit analysis of the borrower.  Investments in loans may be of any quality, including “distressed” loans, and will be subject to an Underlying Fund’s credit quality policy.  The loans in which an Underlying Fund may invest include those that pay fixed rates of interest and those that pay floating rates - i.e., rates that adjust periodically based on a known lending rate, such as a bank’s prime rate.

Investing directly in loans or other direct debt instruments exposes an Underlying Fund to various risks similar to those borne by a creditor.  Such risks include the risk of default, the risk of delayed repayment, and the risk of inadequate collateral.  Investments in loans are also less liquid than investment in publicly traded securities and carry less legal protections in the event of fraud or misrepresentation.  Unlike debt instruments that are securities, investments in loans are not regulated by federal securities laws or the SEC.  In addition, loan participations involve a risk of insolvency by the lending bank or other financial intermediary.

Financial Institutions and Government Regulation.  The collapse of various large financial institutions and investment funds across the globe and widespread related losses have resulted in an ongoing severe liquidity crisis throughout the global credit markets during the last several years.  Sectors of the credit markets continue to experience difficulty including the collateralized mortgage-backed securities and leveraged finance markets, along with various other areas of consumer finance.  The lack of transparency and reliable pricing of assets has resulted in some investors withdrawing from the markets for asset-backed securities and related securities.  The resulting lack of liquidity has become sufficiently widespread to cause credit issues in areas of the capital markets that have limited exposure to subprime mortgages and has prompted central banks in the United States, the European Union, the United Kingdom and elsewhere to take action to attempt to ease these liquidity issues and has also resulted in the United States experiencing a broad and ongoing economic recession.  Delinquencies and losses with respect to certain of these asset types, such as auto loans, have increased and may continue to increase.  High unemployment and the continued lack of availability of credit may lead to increased default rates on the collateral underlying many of these securities. As a result, this may adversely affect the performance and market value of an Underlying Fund.

If a perception develops that there is or in the future could be renewed regulatory focus on participants who benefit from their participation in any U.S. government-sponsored program, or attempts by legislative and/or regulatory bodies to impose new restrictions and/or taxes and penalties on such participants, possibly even with retroactive effect, then an Underlying Fund’s position in such securities may be compromised.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act"), which was signed into law in July 2010, has resulted in significant revisions of the U.S. financial regulatory framework.  The Dodd-Frank Act covers a broad range of topics, including, among many others, a reorganization of federal financial regulators; a process designed to ensure financial systematic stability and the resolution of potentially insolvent financial firms; new rules for derivatives trading; the creation of a consumer financial protection watchdog; the registration and regulation of private funds; the regulation of credit rating agencies; and new federal requirements for residential mortgage loans.  The ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain and issuers in which the Underlying Funds invest may also be affected by the new legislation and regulation in ways that are currently unforeseeable.  Governments or their agencies also may acquire distressed assets from financial institutions and acquire ownership interests in those institutions.  The long-term implications of government ownership and disposition of these assets are unclear, and may have positive or negative effects on the liquidity, valuation and performance of the Underlying Funds’ portfolio holdings.

Investment in Relatively New Issuers.  Each Underlying Fund intends to invest occasionally in the common stock of selected new issuers. Investments in relatively new issuers, i.e., those having continuous operating histories of less than three years, may carry special risks and may be more speculative because such companies are relatively unseasoned. Such companies also may lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. Those companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. The securities of such issuers may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. If other investors who invest in such issuers trade the same securities when an Underlying Fund attempts to dispose of its holdings, the Underlying Fund may receive lower prices than might otherwise be the case.

Treasury Obligations. Treasury obligations may differ from other issuances in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of a government may cause the value of an Underlying Fund’s Treasury obligations to decline. On August 5, 2011, S&P downgraded U.S. Treasury securities from AAA rating to AA+. A downgrade of the ratings of U.S. government debt obligations, which are often used as a benchmark for other borrowing arrangements, could result in higher interest rates for individual and corporate borrowers, cause disruptions in the international bond markets and generally have a substantial negative effect on the U.S. economy. A downgrade of Treasury securities from another ratings agency or a further downgrade beyond AA+ rating by S&P may cause the value of an Underlying Fund’s Treasury obligations to decline.

Adjustable Rate and Auction Preferred Stocks. Typically, the dividend rate on an adjustable rate preferred stock is determined prospectively each quarter by applying an adjustment formula established at the time of issuance of the stock.  Although adjustment formulas vary among issues, they typically involve a fixed premium or discount relative to rates on specified debt securities issued by the U.S. Treasury.  Typically, an adjustment formula will provide for a fixed premium or discount adjustment relative to the highest base yield of three specified U.S. Treasury securities: the 90-day Treasury bill, the 10-year Treasury note and the 20-year Treasury bond.  The premium or discount adjustment to be added to or subtracted from this highest U.S. Treasury base rate yield is fixed at the time of issue and cannot be changed without the approval of the holders of the stock.  The dividend rate on other preferred stocks, commonly known as auction preferred stocks, is adjusted at intervals that may be more frequent than quarterly, such as every 49 days, based on bids submitted by holders and prospective purchasers of such stocks and may be subject to stated maximum and minimum dividend rates.  The issues of most adjustable rate and auction preferred stocks currently outstanding are perpetual, but are redeemable after a specified date at the option of the issuer.  Certain issues supported by the credit of a high-rated financial institution provide for mandatory redemption prior to expiration of the credit arrangement.  No redemption can occur if full cumulative dividends are not paid.  Although the dividend rates on adjustable and auction preferred stocks generally are adjusted or reset frequently, the market values of these preferred stocks still may fluctuate in response to changes in interest rates.  Market values of adjustable preferred stocks also may substantially fluctuate if interest rates increase or decrease once the maximum or minimum dividend rate for a particular stock is approached.

Investment Restrictions

Fundamental Investment Restrictions of the Fund

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities.  Under the

1940 Act, a “majority” vote is defined as the vote of the holders of the lesser of: (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of the Fund.  Under these restrictions, the Fund:

(1) may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act1;

(2)  may not borrow money, except to the extent permitted under the 1940 Act (see “Borrowing Risk” above);

(3) may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

(4) may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

(5) may not make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities. The Fund may loan no more than one-third of its total assets;

(6) may not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts, and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities; and

(7) may not invest more than 25% of its net assets in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

In determining whether a transaction is permitted under the 1940 Act, restriction (1) above will not be construed to prohibit any transaction that is permitted under the 1940 Act, as interpreted or modified, or as otherwise permitted by regulatory authority having jurisdiction from time to time.

Temporary Defensive Positions

Normally, the Fund invests substantially all of its assets to meet its investment objective. The Fund may invest the remainder of its assets in securities with remaining maturities of less than one year or cash equivalents, or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the Fund may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. The Fund may adopt defensive strategies when the Adviser believes securities in which the Fund normally invests have special or unusual risks or are less attractive due to adverse market, economic, political or other conditions.

Portfolio Turnover

Purchases and sales of portfolio investments may be made as considered advisable by the Adviser in the best interests of the shareholders.  The Fund’s portfolio turnover rate, and the portfolio turnover rate of the Underlying Funds, of the may vary from year to year, as well as within a year.  The Fund’s distributions of any net short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for the Fund and the Underlying Funds.  While it is not anticipated that the Fund will have a high portfolio turnover rate, the Underlying Funds may have a portfolio turnover rate of more than 100% annually. See “Portfolio Transactions and Brokerage” in this SAI.

For reporting purposes, the Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the Fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

1 Section 18(f)(1)of the 1940 Act generally prohibits registered open-end investment companies from issuing senior securities other than with respect to bank borrowings. Section 18(g) defines “senior security,” in pertinent part, as “any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends.”

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted, on behalf of the Fund, policies and procedures relating to disclosure of the Fund’s portfolio securities. These policies and procedures are designed to protect the confidentiality of the Fund’s portfolio holdings information and to prevent the selective disclosure of such information. These policies and procedures may be modified at any time with the approval of the Board.  In addition, the Fund has policies in place to regulate the Board’s oversight of the disclosure of portfolio holdings.

The holdings of the Fund will be disclosed in quarterly filings with the SEC on Form N-Q as of the end of the first and third quarters of the Fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the Fund’s fiscal year.  In addition, the Fund may disclose to the general public its holdings information on the Trust’s website at www.stoneridgefunds.com no earlier than 10 calendar days after the end of each calendar month.

The Trust may disclose portfolio holdings information that is not publicly available (“Confidential Portfolio Information”) on a selective basis only if the Chief Compliance Officer (“CCO”) of the Trust (or an officer designated by the CCO) approves the disclosure and determines that: (i) there is a legitimate business purpose for such disclosure; (ii) recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information; and (iii) the disclosure is in the best interests of Fund shareholders.

Notwithstanding the foregoing, Confidential Portfolio Information of the Fund may generally be made available more frequently and prior to its public availability to certain service providers (such as pricing services, proxy voting services, financial printers, pricing information vendors, third parties that deliver analytical, statistical, or consulting services, and other unaffiliated third parties that provide services and may require Confidential Portfolio Information to provide services to the Fund), ratings and rankings agencies, fund affiliates and fiduciaries (such as (i) the Service Providers and their affiliates (in their capacities as investment adviser, administrator, and custodian); (ii) the Trust’s principal underwriter and distributor; and (iii) an accounting firm, an auditing firm, or outside legal counsel retained by the Service Providers, their affiliates, or the Fund) and as required by law.

The Adviser has primary responsibility for ensuring that the Fund’s portfolio holdings information is disclosed only in accordance with these policies. As part of this responsibility, the Adviser will maintain such internal policies and procedures as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.

MANAGEMENT OF THE FUND

Board of Trustees

The business and affairs of the Fund are managed under the direction of the Board.  The Board meets at least quarterly to review the investment performance of the Fund and other matters, including policies and procedures with respect to compliance with regulatory and other requirements.

Information About Each Board Member's Experience, Qualifications, Attributes or Skills.  Board members of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships, are shown below.  Unless otherwise noted, each Trustee has held each principal occupation and board membership indicated for at least the past five years.  Each Trustee’s mailing address is c/o Stone Ridge Asset Management LLC, 405 Lexington Avenue, 55th Floor, New York, NY 10174.

Independent Trustees (1)

Name (Date of Birth) (2)	Position(s) Held with the Trust	Term of Office(3) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships / Trusteeships Held by Trustee During the Past 5 Years
Jason Thomas (4/24/1972)	Trustee Lead Independent Trustee	since 2012	Chief Investment Officer, Aspiriant, since March 2005.	4
Aspiriant Global Equity Trust, since 2012, Aspiriant Risk-Managed Global Equity Fund, since 2012, Pint Size Corporation, since 2008, Advanced Capital Intelligence Global Capital Opportunities (Cayman), since 2008.

Jeffery Ekberg (4/29/1965)	Trustee	since 2012	Principal, TPG Capital, L.P., since May 2002; Chief Financial Officer, Newbridge Capital, LLC, until June 2011.	4	TPG Capital, LLC and affiliates (sponsored investment funds), since May 2002.

Daniel Charney (10/12/1970)	Trustee	since 2012	Cowen Group, since January 2012; Jefferies & Co., until November 2011.	4	None.

Interested Trustee

Name (Age) (2)	Position(s) Held with the Trust	Term of Office(3) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships / Trusteeships Held by Trustee During the Past 5 Years

Ross Stevens (12/13/69)	Trustee, Chairman	since 2012	Founder of Stone Ridge Asset Management LLC (“Adviser”), Chief Executive Officer and President of the Adviser, since 2012, Magnetar Capital (Investment Committee and Co-Head of Portfolio Managers Committee), until 2012.	4	None.

(1) Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
(2) As of [                     ].
(3) Each Trustee serves until resignation or removal from the Board.

Additional Information About the Trustees.

Jason Thomas – Through his experience as a senior executive of financial organizations, Mr. Thomas contributes his experience in the investment management industry to the Board. The Board also benefits from his experience as a member of the board of other funds.

Jeffery Ekberg – Through his experience as a senior officer, director and accountant of financial and other organizations, Mr. Ekberg contributes experience overseeing financial and investment organizations to the Board.

The Board also benefits from his experience as a member of the board of other funds

Daniel Charney – Through his experience as a senior officer of financial and other organizations, Mr. Charney contributes his experience in the investment management industry to the Board.

Ross Stevens – Through his experience as a senior executive of financial organizations, Mr. Stevens contributes his experience in the investment management industry to the Board.

Additional Information About the Board’s Committees.

The Trust has an Audit Committee and a Valuation Committee.  The members of both the Audit Committee and the Valuation Committee consist of all the Independent Trustees, namely Mssrs.  Thomas, Ekberg and Charney.  Mr. Ekberg is the Audit Committee Chair and has been designated as the Audit Committee financial expert.

In accordance with its written charter, the Audit Committee’s primary purposes are: (1) to oversee the Trust’s accounting and financial reporting policies and practices, and its internal controls and procedures; (2) to oversee the quality and objectivity of the Trust’s and the Fund’s financial statements and the independent audit thereof; (3) to oversee the activities of the Trust’s CCO; (4) to oversee the Trust’s compliance program adopted pursuant to Rule 38a-1 under the 1940 Act, and the Trust’s implementation and enforcement of its compliance policies and procedures thereunder; (5) to oversee the Trust’s compliance with applicable laws in foreign jurisdictions, if any; and (6) to oversee compliance with the Code of Ethics by the Trust and the Adviser.

The Audit Committee reviews the scope of the Fund’s audits, the Fund’s accounting and financial reporting policies and practices and its internal controls.  The Audit Committee approves, and recommends to the Independent Trustees for their ratification, the selection, appointment, retention or termination of the Fund’s independent registered public accounting firm and approves the compensation of the independent registered public accounting firm.  The Audit Committee also approves all audit and permissible non-audit services provided to the Fund by the independent registered public accounting firm and all permissible non-audit services provided by the Fund’s independent registered public accounting firm to the Adviser and any affiliated service providers if the engagement relates directly to the Fund’s operations and financial reporting.

The Valuation Committee also operates pursuant to a written charter.  The duties and powers, to be exercised at such times and in such manner as the Valuation Committee shall deem necessary or appropriate, are as follows:  (1) reviewing, from time to time, the Trust’s valuation policy and procedures (the “Valuation Policy”), which Valuation Policy serves to establish policies and procedures for the valuation of the Fund’s assets; (2) making any recommendations to the Trust’s audit committee and/or the Board regarding (i) the functioning of the Valuation Policy, or (ii) the valuation(s) of individual assets; (3) consulting with the Adviser regarding the valuation of the Fund’s assets, including fair valuation determinations of any such assets; (4) periodically reviewing information regarding fair value and other determinations made pursuant to the Trust’s valuation procedures; (5) reporting to the Board on a regular basis regarding the Valuation Committee’s duties; (6) making recommendations in conjunction with the Board’s annual (or other periodical) review of the Trust’s Valuation Policy; (7) periodically reviewing information regarding industry developments in connection with valuation of assets; and (8) performing such other duties as may be assigned to it, from time to time, by the Board.

Trustee Ownership of the Fund. The following table shows the dollar range of equity securities owned by the trustees in the Fund and in other investment companies overseen by the trustee within the same family of investment companies as of [        ], [        ]. Investment companies are considered to be in the same family if they share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The information as to ownership of securities which appears below is based on statements furnished to the Fund by its Trustees and executive officers.(1)

[To be updated by amendment.]

	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Daniel Charney	[ ]	[ ]
Jeffery Eckberg	[ ]	[ ]
Jason Thomas	[ ]	[ ]
Interested Trustee
Ross Stevens	[ ]	[ ]

(1) [As of [    ], 2013, none of the Trustees owned shares of the Fund because the Fund had not yet begun investment operations.]

None of the independent trustees or their family members beneficially owned any class of securities of an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund, as of [    ], 2013.

Compensation of Board Members. Because the Trust is newly organized, the Trust has not yet paid any compensation to its Trustees. The following table illustrates amounts estimated to be paid for the Fund’s initial fiscal year. Each Trustee who is not an employee of the Adviser is compensated by an annual retainer. The Trust does not pay retirement benefits to its Trustees and officers. Officers and interested Trustees of the Trust are not compensated by the Trust.

[To be updated by amendment.]

Independent Trustees	Aggregate Compensation From Funds	Total Compensation From Fund Complex Paid to Trustee
Daniel Charney	$[ ]	$[ ]
Jeffery Eckberg	$[ ]	$[ ]
Jason Thomas	$[ ]	$[ ]

The amounts in the preceding table are based on estimates for the Fund’s initial fiscal year.

Officers of the Trust

Name (Age) (1) and Address (2)	Position(s) Held with the Trust	Term of Office and Length of Time Served(3)	Principal Occupation(s) During Past 5 Years
Ross Stevens (12/13/69)	President and Chief Executive Officer	since 2012
Founder of Stone Ridge Asset Management LLC (“Adviser”), Chief Executive Officer and President of the Adviser (since 2012), prior to that Magnetar Capital (Investment Committee and Co-Head of Portfolio Managers Committee)

Jane Korach (3/13/74)	Chief Compliance Officer and Secretary	since 2012	General Counsel of the Adviser, since 2012; prior to that General Counsel and CCO at Owl Creek Asset Management.

Patrick Kelly (12/30/78)	Treasurer and Principal Financial Officer	since 2012	Chief Operating Officer of the Adviser, since 2012; prior to that Magnetar Capital, as the Chief Operating Officer of Quantitative Strategies

(1) As of [                     ].

(2) Each Officer’s mailing address is c/o Stone Ridge Asset Management LLC, 405 Lexington Avenue, 55th Floor, New York, NY 10174.

(3) The term of office of each officer is indefinite.

Codes of Ethics.  The Trust, the Adviser, and the Distributor each have adopted a code of ethics in accordance with Rule 17j-1 under the 1940 Act.  These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Fund may purchase or hold.  The codes of ethics are on public file with, and are available from, the SEC.

PROXY VOTING POLICIES AND PROCEDURES

The Fund is structured as a fund of funds and, as such, will invest its assets in the Underlying Funds.  Accordingly, the Fund, in its capacity as a shareholder in the Underlying Funds, may be requested to vote on a matter pertaining to those Underlying Funds.  With respect to any such matter the Fund will vote its shares in the Underlying Funds in the same proportion as the vote of all other shareholders in that Underlying Fund.

The Fund and the Underlying Funds (each a “Fund” for purposes of portfolio proxy voting) have adopted Proxy Voting Policies and Procedures, under which the Fund votes proxies relating to securities held by the Fund.  Attached as Appendix B is the summary of the guidelines and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Fund or the Adviser, on the other.  This summary of the guidelines gives a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed.  However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes.  For that reason, there may be instances in which votes may vary from the guidelines presented.  Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with the Fund’s investment objectives.  Information on how the Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 will be available without charge, (1) upon request, by calling (855) 609-3680, and (2) on the SEC’s website at http://www.sec.gov

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

[As of the date of this SAI [  ] beneficially owned of record more than 5% of the outstanding shares of the Fund and thus, until the public offering of the shares commences will control the Fund.]

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser

Stone Ridge Asset Management LLC is the Adviser of the Fund.  The Adviser was organized as a Delaware limited liability company in 2012. The managing member of the Adviser is Ross Stevens.  Ross Stevens, Chief Executive Officer and President of the Adviser, Patrick Kelly, Chief Operating Officer of the Adviser, and Jane Korach, General Counsel of the Adviser, are affiliated persons of the Trust.

Stone Ridge Asset Management LLC serves as the Adviser of the Fund pursuant to an investment advisory agreement dated as of [                    ].  The investment advisory agreement has an initial term of two years from its effective date and continues in effect with respect to the Fund (unless terminated sooner) if its continuance is specifically approved at least annually by the affirmative vote of: (i) a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and (ii) a majority of the Board or the holders of a majority of the outstanding voting securities of the Fund. The investment advisory agreement may nevertheless be terminated at any time without penalty, on 60 days' written notice, by the Board, by vote of holders of a majority of the outstanding voting securities of the Fund, or by the Adviser.  The investment advisory agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

The investment advisory agreement provides that the Adviser shall manage the operations of the Fund, subject to policies established by the Board.  Pursuant to the investment advisory agreement, the Adviser manages the Fund’s investment portfolio, directs purchases and sales of portfolio securities and reports thereon to the Fund’s officers and Board regularly.  The Adviser also provides the office space, facilities, equipment and personnel necessary to perform the following services for the Fund: SEC compliance, including record keeping, reporting requirements and registration statements and proxies; supervision of Fund operations, including custodian, accountants and counsel and other parties performing services or operational functions for the Fund; certain administrative and clerical services, including certain accounting services, facilitation of redemption requests, exchange privileges, account adjustments, development of new shareholder services and maintenance of certain books and records; and certain services related to the Fund’s shareholders, including assuring that investments and redemptions are completed efficiently, responding to shareholder inquiries, and maintaining a flow of information to shareholders. In addition, the Adviser pays the compensation of the Fund’s officers, employees and Trustees affiliated with the Adviser.  The Fund bears all other costs of its operations, including the compensation of its Trustees not affiliated with the Adviser.

As compensation for its services, the Fund pays the Adviser a fee, computed daily and paid monthly in arrears, at the annual rate of [     ]% of the Fund’s average daily net assets.

Under the terms of the investment advisory agreement, neither the Adviser nor its affiliates shall be liable for losses or damages incurred by the Fund, unless such losses or damages are attributable to the willful misfeasance, bad faith or gross negligence on the part of either the Adviser or its affiliates or from reckless disregard by it of its obligations and duties under the management contract (“disabling conduct”).  In addition, the Fund will indemnify the Adviser and its affiliates and hold each of them harmless against any losses or damages not resulting from disabling conduct.

The Adviser contractually agreed in a letter agreement effective as of [    ], 2013] to waive the fees payable to it under the investment advisory agreement and/or to reimburse the operating expenses allocated to the Fund to the extent the Classes’ operating expenses (excluding taxes, brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund's business) solely to the extent necessary to limit the total annualized expenses of a Class to the percentage specified below.  With respect to the Fund, the Adviser is permitted to recover, on a Class by Class basis, expenses it bears subsequent to the effective date of the letter agreement (whether through reduction of its management fee or otherwise) in later periods to the extent that the Fund’s expenses fall below the annual rates set forth below and to the extent that the Fund does not exceed such annual rate after giving effect to the reimbursement; provided, however, that the Fund is not obligated to pay any such deferred fees more than three years after the end of the fiscal year in which the fee was deferred.  The fee waiver arrangement expires on [insert date 12 months after effective date], 2014].

[To be updated by amendment.]

Fund	Expense Cap
U.S. Master Variance Risk Premium Fund	[ ]% for Class I Shares
[ ]% for Class M Shares

Portfolio Managers

Mr. Stevens, Robert Gutmann and Anton Nikolaev are primarily responsible for the day-to-day management of the Fund. The following tables set forth certain additional information with respect to Mr. Stevens, Mr. Gutmann and Mr. Nikolaev.  The information is as of [                       ].

Other Accounts Managed by the Portfolio Managers

In addition to the Fund, the table below identifies the number of accounts for which Mr. Stevens, Mr. Gutmann and Mr. Nikolaev have day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

[To be updated by amendment.]

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ross Stevens	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Robert Gutmann	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Anton Nikolaev	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

The table below identifies the number of accounts for which Mr. Stevens, Mr. Gutmann and Mr. Nikolaev have day-to-day management responsibilities and the total assets in such accounts with respect to which the advisory fee is based on the performance of the account, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

[To be updated by amendment.]

	Registered Investment Companies for which the Adviser receives a performance-based fee		Other Pooled Investment Vehicles managed for which the Adviser receives a performance-based fee		Other Accounts managed for which the Adviser receives a performance-based fee
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ross Stevens	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Robert Gutmann	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Anton Nikolaev	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Potential Conflicts of Interest

The Adviser and the Fund have adopted compliance policies and procedures that are designed to avoid, mitigate, monitor and oversee areas that could present potential conflicts of interest.  The Adviser attempts to address these potential conflicts of interest through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes.  The Adviser has adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds. The Adviser’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are averaged as to price and allocated between the funds in a manner that is equitable to the Fund and in accordance with the amount being purchased or sold by the Fund.  Trade allocations are reviewed on a periodic basis as part of the Adviser’s trade oversight procedures in an attempt to ensure fairness over time across funds and to monitor whether any fund is systematically favored over time.  There is no guarantee, however, that the policies and procedures adopted by the Adviser and the Fund will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

These potential conflicts include:

Allocation of Limited Time and Attention.  A portfolio manager who is responsible for managing multiple funds may devote unequal time and attention to the management of those funds.  As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of the funds as might be the case if he were to devote substantially more attention to the management of a single fund.  The effects of this potential conflict may be more pronounced where funds overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities.  If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds, the opportunity may be allocated among these several funds, which may limit the Fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies.  At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds for which he exercises investment responsibility, or may decide that certain of the funds should take differing positions with respect to a particular security.  In these cases, the portfolio manager may place separate transactions for one or more funds which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds.

Selection of Brokers/Dealers.  Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds that they supervise.  In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), which may result in the payment of higher brokerage fees than might have otherwise been available.  These services may be more beneficial to certain funds than to others.

Related Business Opportunities. The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds than for others.  In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds that provide greater overall returns to the Adviser and its affiliates.

Variation in Compensation.  A conflict of interest may arise where the financial or other benefits available to a portfolio manager differ among the funds that he manages.  If the structure of the Adviser’s management fee and/or a portfolio manager’s compensation differs among funds (such as where certain funds pay higher management fees), a portfolio manager might be motivated to help certain funds over others.  A portfolio manager might be motivated to favor funds in which he has an interest or in which the Adviser and/or its affiliates have interests.  Similarly, the desire to maintain or raise assets under management or to enhance a portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence a portfolio manager to lend preferential treatment to those funds that could most significantly benefit a portfolio manager.

Portfolio Manager Compensation

Portfolio managers receive a base salary and may also receive a bonus.  Compensation of a portfolio manager is determined at the discretion of the Adviser.  It may be based on a number of factors including the portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and the consistency with which he or she demonstrates kindness to other employees, trading counterparties, vendors, and clients.  As a firm focused on beta, the compensation of portfolio managers is not based upon the performance of  client accounts that the portfolio managers manage.  The Adviser reviews the compensation of each portfolio manager at least annually.

Portfolio Manager Securities Ownership

None of the portfolio managers listed in the above table beneficially owned any shares of the Fund as of the date of this SAI because the Fund had not yet begun investing.

Principal Underwriter

Subject to the conditions described in the “Shareholder Information” section of the Prospectus, shares of the Fund are offered on a continuous basis through the Distributor, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, as distributor pursuant to a distribution agreement (the “Distribution Agreement”) between the Distributor and the Fund. Pursuant to the Distribution Agreement, the Distributor shall devote its best efforts to effect sales of shares of the Fund but shall not be obligated to sell any certain number of shares.  Other than payments pursuant to the Rule 12b-1 plan discussed below, the Distributor receives no compensation from the Fund for distribution of the Fund’s shares.

Rule 12b-1 Plan

As described in the Prospectus, the Fund has adopted a Rule 12b-1 plan (the “12b-1 Plan”) for its Class M shares. The 12b-1 Plan, among other things, permits the Class M share class to pay the Distributor fees, other than in exceptional cases, at annual rates not exceeding [0.xx]% of the average daily net assets of the Class M share class as compensation for its services as principal underwriter of the Class M shares, such fee to be calculated and accrued daily and paid monthly. Pursuant to Rule 12b-1 under the 1940 Act, the 12b-1 Plan (together with the Distribution Agreement) was approved by the Board, including a majority of the Trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operations of the 12b-1 Plan or the Distribution Agreement. The principal types of activities for which payments under the 12b-1 Plan may be made include payments to entities for shareholder servicing, for “no transaction fee” or wrap programs, and for retirement plan record keeping. Payments under the 12b-1 Plan also may be made for activities such as advertising, printing and mailing the Prospectus to persons who are not current shareholders, compensation to underwriters, compensation to broker-dealers, compensation to sales personnel, and interest, carrying or other financing charges.  The Board believes that the 12b-1 Plan may benefit the Fund by increasing net sales of the Fund (or reducing net redemptions), potentially allowing the Fund to benefit from economies of scale.

The 12b-1 Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the Class M shares of the Fund. The 12b-1 Plan may be amended by a vote of the

Board, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. Any change in the 12b-1 Plan that would materially increase the fees payable thereunder by the Class M shares of the Fund requires approval by a vote of the holders of a majority of such shares outstanding. The Board reviews quarterly a written report detailing the costs and the purposes for which such costs have been incurred.

The 12b-1 Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of the relevant class.

The 12b-1 Plan compensates the Distributor regardless of its expenses.

No interested person of the Fund nor any Independent Trustee has any direct or indirect financial interest in the operation of the 12b-1 Plan except to the extent that the Distributor, the Adviser or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the 12b-1 Plan.

Other Service Providers

Administrator

The Trust has entered into an administration agreement dated December 15, 2012, with US Bancorp Fund Services, LLC (the “Administrator”) pursuant to which the Administrator provides administrative services to the Fund. The Administrator is responsible for (i) the general administrative duties associated with the day-to-day operations of the Fund; (ii) conducting relations with the custodian, independent registered public accounting firm, legal counsel and other service providers; (iii) providing regulatory reporting; and (iv) providing necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Fund. In performing its duties and obligations under the Administration Agreement, the Administrator shall not be held liable except in the case of its bad faith, negligence or willful misconduct in the performance of its duties.

Transfer Agent/Dividend Disbursing Agent

US Bancorp Fund Services, LLC is the Transfer Agent for the Fund’s shares and the dividend disbursing agent for payment of dividends and distributions on Fund shares. The principal business address of the Transfer Agent is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Custodian

U.S. Bank, NA (the “Custodian”), located at 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian for the Fund. As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, the Custodian receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The Custodian also maintains certain accounts and records of the Fund and calculates the total NAV, total net income and NAV per share of the Fund on a daily basis.

Independent Registered Public Accounting Firm

[                  ] serves as the Fund’s independent registered public accountant.  [    ] provides audit services and assistance and consultation in connection with the review of SEC filings.  [       ] is located at [                 ].

Counsel

K&L Gates LLP serves as counsel to the Fund, and is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111-2950

PURCHASE AND REDEMPTION OF SHARES

The Fund is generally available to institutional investors, clients of institutional investors and clients of registered investment advisers (“RIAs”) meeting certain qualifications and that have completed a training program provided by the Fund’s investment adviser and certain other eligible investors.  All investments are subject to approval of the Adviser.  The methods of buying and selling shares and the sales charges applicable to purchases of shares of the Fund are described in the Prospectus.  The Fund may open to new investors and subsequently close again to new investors at anytime at the discretion of the Adviser.  Any such opening and closing of the Fund will be disclosed to investors via a supplement to the prospectus. See “Shareholder Information – Initial Asset Caps of the Underlying Funds” in the prospectus.  The minimum initial purchase is $25 million for Class I shares and $10 million for Class M shares.  The investment minimums may be met for each Class by aggregating purchases in the Fund, the U.S. Variance Risk Premium Fund and the U.S. Small Cap Variance Risk Premium Fund.  There is no minimum for subsequent investments.  Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business, by writing to Stone Ridge Trust, c/o U.S. Bancorp Fund Services, 615 E. Michigan Avenue, 3rd Floor, Milwaukee, WI 53202, or by calling 1-855-609-3680.

COMPUTATION OF NET ASSET VALUE

As described in the Prospectus under the heading “How Fund Share Prices Are Calculated,” the NAV of the Fund’s Class I and Class M shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. While the assets of each of Class I and Class M shares are invested in a single portfolio of securities, the NAV of each respective Class will differ because each of Class I and Class M shares have different ongoing distribution fees.  The Fund’s shares are valued as of a particular time (the “Valuation Time”) on each day that the NYSE is open for trading. The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The Trust expects that the holidays upon which the NYSE will be closed are as follows: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Fund’s liabilities are allocated among its share classes. The total of such liabilities allocated to a class plus that class’s distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class’s proportionate interest in the Fund’s assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class’s NAV. Under certain circumstances, NAV of classes of shares of the funds with higher service and/or distribution fees may be lower than NAV of the classes of shares of funds with lower or no service and/or distribution fees as a result of the relative daily expense accruals that result from paying different service and/or distribution fees. Generally, for funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular fund’s classes. In accordance with regulations governing registered investment companies, the Fund’s transactions in portfolio securities and purchases and sales of Fund shares (which bear upon the number of Underlying Fund shares outstanding) are generally not reflected in the NAV determined for the Business Day on which the transactions are effected (the trade date), but rather on the following Business Day.

The Board of the Fund and the Underlying Funds has delegated primary responsibility for determining or causing to be determined the value of the Fund’s and the Underlying Funds’ portfolio securities and other assets (including any fair value pricing) and the Fund’s and Underlying Funds’ NAVs to the Adviser, pursuant to valuation policies and procedures approved by the Board (the “Valuation Procedures”). The Trustees have established a Valuation Committee to which they have delegated responsibility to officers of the Adviser for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board. As described in the Prospectus, for purposes of calculating NAV, the Fund’s and the Underlying Funds’ investments for which market quotations are readily available are valued at market value. Listed below is a summary of the methods generally used to value investments (some or all of which may be held by an Underlying Fund) under the procedures:

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations, loans, and other asset-backed securities are valued by using the mean between the closing bid and asked prices provided by a pricing service or independent broker.  If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method.

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded.

Exchange-traded options are valued at the mean of the bid and asked prices.  Over-the-counter options are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option).

Over-the-counter traded securities that are not traded on a listed exchange are valued at the mean price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the closing bid and asked prices will be used.

Non-exchange traded derivatives are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

Restricted securities are generally deemed to be securities not registered under the 1933 Act.  Restricted securities are ordinarily valued at the value provided by the appropriate pricing source, which takes into account the restricted nature of the security.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Fund’s or the Underlying Funds’ investments will be valued as determined in good faith pursuant to the Valuation Procedures (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Fund’s or the Underlying Funds’ NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund or the Underlying Funds. The Prospectus provides additional information regarding the circumstances in which fair value pricing may be used and related information.

TAX STATUS

Taxation of the Fund: In General

The following discussion of the U.S. federal income tax consequences of investment in the Fund is based on the Code, U.S. Treasury regulations, and other applicable authority, as of the date of the preparation of this SAI.  These authorities are subject to change by legislative or administrative action, possibly with retroactive effect.  The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Fund.  There may be other tax considerations applicable to particular shareholders.  Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

The Fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of Chapter 1 of the Code.  In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of the quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid - generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income for such year.

The Underlying Funds also intend to elect to be treated and to qualify each year for the special tax treatment accorded regulated investment companies under Subchapter M of Chapter 1 of the Code.

For purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company.  However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” will be treated as qualifying income.  A “qualified publicly traded partnership” is defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources defined in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in (a)(i) above.  In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification requirements described in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

Gains from foreign currencies (including foreign currency options, foreign currency swaps, foreign currency futures and foreign currency forward contracts) currently constitute qualifying income for purposes of the 90% good income test, described in (a) above.  However, the Treasury Department has the authority to issue regulations (possibly with retroactive effect) excluding from the definition of “qualifying income” the foreign currency gains to the extent that such income is not directly related to a regulated investment company's principal business of investing in stock or securities.

An Underlying Fund may invest in certain assets that do not give rise to good income and do not constitute “securities” for purposes of the regulated investment company qualification tests referred to above.  An Underlying Fund also may invest in other assets, such as various derivative and structured investment products, the status of which as “securities” for the above purposes may not be fully settled.

In general, if the Fund or Underlying Fund qualifies as a regulated investment company that is accorded special tax treatment, that fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

By contrast, if the Fund or Underlying Fund were to fail to qualify as a regulated investment company in any taxable year, that fund would be subject to tax on its taxable income at corporate rates.  In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividend income.  Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders or may be treated as qualified dividend income to individual shareholders.  Finally, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

Generally, the character of the income or capital gains that the Fund receives from the Underlying Funds will pass through to the Fund shareholders as long as the Fund and the Underlying Funds continue to qualify as regulated investment companies.  However, short-term capital gains received from the Underlying Funds will be taxes as ordinary income to the Fund and therefor may not be offset against long-term capital losses of the Fund.  This will have the effect of increasing the amount of ordinary income the Fund must distribute to shareholders.

The Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain.  Investment company taxable income that is retained by the Fund will be subject to tax at regular corporate rates.  If the Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained.  However, the Fund may designate the retained capital gain amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their share of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities.  For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

In determining its net capital gain for Capital Gain Dividend purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year.  In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend, its taxable income and its earnings and profits, a regulated investment company may also elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, that Fund will be subject to a nondeductible 4% excise tax on the under-distributed amounts.  For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

A dividend paid to shareholders in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

Fund Distributions

Except in the case of certain shareholders eligible for preferential tax treatment, e.g., qualified retirement or pension trusts, shareholders of the Fund generally will be subject to federal income tax on Fund distributions.  Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares through a dividend reinvestment plan.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares).  Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not distributed.  Such realized gains may be required to be distributed even when the Fund’s NAV also reflects unrealized losses.

Distributions by the Fund of investment income generally will be taxable to shareholders as ordinary income.  Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares.  Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains.  Distributions from capital gains are generally made after applying any available capital loss carryovers.  The maximum tax rate for individuals with respect to long-term capital gain is 0% for individuals in the 10% or 15% income tax brackets, 15% for individuals in the 25% through 35% tax brackets, and 20% for individuals in the 39.6% tax bracket.  Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

Distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided that both the shareholder and the Fund meet certain holding period and other requirements. Specifically, in order for some portion of the dividends received by the Fund shareholder to be “qualified dividend income,” the Fund or Underlying Fund must meet certain holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet certain holding period and other requirements with respect to the Fund’s shares.  A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares.  If the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

Dividends of net investment income received by corporate shareholders of the Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund or Underlying Fund from domestic corporations for the taxable year.  A dividend received by the Fund or Underlying Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that has been held for less than 46 days during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (less than 91 days during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund or Underlying Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property.  Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) otherwise by application of the Code.

A portion of the interest paid or accrued on certain high yield discount obligations owned by the Fund or Underlying Fund may be treated as a dividend for purposes of the corporate dividends received deduction.  In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends received deduction to the extent of the deemed dividend portion of such accrued interest.

If the Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain.  A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

An investor should also be aware that the benefits of the reduced tax rate applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders.

Redemptions and Exchanges

The exchange or redemption of Fund shares may give rise to a gain or loss.  In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months.  Otherwise, the gain or loss on a taxable disposition of Fund shares will be treated as short-term capital gain or loss.  However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares.  All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition.  In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Additional Tax

Under legislation enacted in 2010, effective for tax years beginning after December 31, 2012, certain net investment income received by an individual having modified adjusted gross income in excess of $200,000 (or $250,000 for married individuals filing jointly) will be subject to a tax of 3.8%.  Undistributed net investment income of trusts and estates in excess of a specified amount will also be subject to this tax.  Dividends paid by the Fund, including Capital Gain Dividends, and gains realized on the redemption of Fund shares will constitute investment income of the type subject to this tax.

Foreign Taxes and Investments.

Income received by an Underlying Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.  Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.  If more than 50% of an Underlying Fund’s assets at year end consist of the securities of foreign corporations, that Underlying Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Underlying Fund to foreign countries in respect of foreign securities that the Underlying Fund has held for at least the minimum period specified in the Code.  If an Underlying Fund makes such an election, the Fund may also make an elect with respect to foreign taxes treated as paid by the Fund.  In such a case, shareholders will include in gross income from foreign sources their pro rata share of such taxes.  A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes treated as paid by the Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder’s not getting a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

An Underlying Fund may invest in one or more “passive foreign investment companies” (“PFICs”).  A PFIC is generally any foreign corporation if, for any year in the Fund’s holding period, (i) 75 percent or more of the income of the corporation is passive income, or (ii) at least 50 percent of the assets of the corporation (generally by value, but by adjusted tax basis in certain cases) produce or are held for the production of passive income.  Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains.

Investments by an Underlying Fund in a PFIC could potentially subject that Underlying Fund to a U.S. federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC.  This tax cannot be eliminated by making distributions to the Underlying Fund's shareholders.  However, an Underlying Fund may make elections to avoid the imposition of such taxes.  Each Underlying Fund generally intends to elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Underlying Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC.  An Underlying Fund will only be able to make a QEF election with respect to a PFIC, however, if that PFIC provides information about its income and gain to its investors each year.  If an Underlying Fund is not able to make a QEF election with respect to PFIC, the Underlying Fund will generally elect to mark the gains (and to a limited extent losses) in the PFIC “to the market” as though it had sold and repurchased its holdings in the PFIC on the last day of the Underlying Fund’s taxable year.  Such gains and losses are treated as ordinary income and loss.  The mark-to-market and QEF elections may accelerate the recognition of income by an Underlying Fund (without the receipt of cash) and increase the amount required to be distributed by that Underlying Fund to avoid taxation.  In addition, to the extent that an Underlying Fund’s mark-to-market loss with respect to a PFIC exceeds its prior inclusions, the loss will effectively be taken into account in offsetting future mark-to-market gains from the PFIC, and any remaining loss will generally be deferred until the PFIC shares are sold, at which point the loss will be treated as a capital loss.  Such capital losses will generally be deductible only against capital gains recognized by the Underlying Fund in that year or one in future years, but if the Underlying Fund does not generate sufficient capital gains from its investments, capital losses recognized by the Underlying Fund will generally not result in a reduction of taxable distributions to shareholders.  Making either of these elections therefore may require an Underlying Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Underlying Fund’s total return.  Similar consequences may arise if a sufficient portion of the voting interests in a foreign issuer is held by an Underlying Fund, individually or together with other U.S. persons, so that the issuer is treated as a controlled foreign corporation with respect to the Underlying Fund.  Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

If neither a QEF nor “mark to market” election is made with respect to an interest in a PFIC, and an Underlying Fund does not make a general “mark to market” election as a trader in securities, the ownership of the PFIC interest may have significantly adverse tax consequences for the owner.  In such a case, the Underlying Fund would be subject to an interest charge (at the rate applicable to tax underpayments) on tax liability treated as having been deferred with respect to certain distributions and on gain from the disposition of the shares of a PFIC (collectively referred to as “excess distributions”), even if those excess distributions are paid by the Underlying Fund as a dividend to shareholders.

Finally, an Underlying Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Certain Investments in Debt Obligations

If an Underlying Fund purchases a debt obligation with acquisition discount or original issue discount (“OID”), the Underlying Fund may be required to include the acquisition discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.  An Underlying Fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income by the Underlying Fund.  An Underlying Fund may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Underlying Fund actually received.  Such distributions may be made from the cash assets of the Underlying Fund or by liquidation of portfolio securities, if necessary.  An Underlying Fund may realize gains or losses from such liquidations.  In the event the Underlying Fund realizes net capital gains from such transactions, its shareholders (including the Fund) may receive a larger distributions than they would in the absence of such transactions.

Payment-in-kind securities will also give rise to income which is required to be distributed even though an Underlying Fund holding the security receives no interest payment in cash on the security during the year.  In addition, investments in certain exchange-traded notes (“ETNs”) may accrue interest which is required to be distributed to shareholders, even though the Underlying Fund may not receive any interest payment in cash on the security during the year.

Investments in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers at risk of or in default present special tax issues for an Underlying Fund.  Tax rules are not entirely clear about issues such as when an Underlying Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and interest.  These and other related issues will be addressed by an Underlying Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Derivative Transactions

If an Underlying Fund engages in derivative transactions, including transactions in options, futures contracts, forward contracts, swap agreements, foreign currencies and straddles, other Section 1256 contracts or other similar transactions, including for hedging purposes, it will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Underlying Fund, defer losses to the Underlying Fund, cause adjustments in the holding periods of the Underlying Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses.  These rules could therefore affect the amount, timing and character of distributions to shareholders.

An Underlying Fund’s transactions in foreign currency-denominated debt instruments and certain of its derivative activities may produce a difference between its book income and its taxable income.  If an Underlying Fund’s book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Underlying Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.  If an Underlying Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Underlying Fund could be required to make distributions exceeding book income to qualify as a regulated investment company and to eliminate fund-level income tax.

Backup Withholding

The Fund generally is required to withhold and remit to the U.S. Treasury 28% of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

Non-U.S. Shareholders.

In general, dividends (other than Capital Gain Dividends and, for taxable years beginning on or before December 31, 2013, certain interest-related dividends and short-term capital gain dividends) paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met.  If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

In order for a foreign investor to qualify for an exemption from the backup withholding, the foreign investor must comply with special certification and filing requirements.  Foreign investors in the Fund should consult their tax advisers in this regard.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service (“IRS”).

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

FATCA

Under legislation enacted in March 2010 known as “FATCA” (the Foreign Account Tax Compliance Act), the Fund will be required to withhold 30% of the ordinary dividends it pays after December 31, 2013, and the gross proceeds of share redemptions and certain capital gain dividends it pays after December 31, 2016, to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will occur with respect to a U.S. person or non-U.S. individual that timely provides the Fund with a valid IRS Form W-9 or W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”).  To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the Internal Revenue Service in which it agrees to report certain  identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify itself and, in certain circumstances, provide other required information to the Fund or other withholding agent regarding its substantial U.S. owners, if any.  Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance.  A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

A non-U.S. entity that invests in the Fund will need to provide the Fund with documentation properly certifying the entity's status under FATCA  in order to avoid FATCA withholding.

Non-U.S. investors should consult their own tax advisers regarding the impact of these requirements on their investment in the Fund.

Tax Deferred Plans

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans.  Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of such an investment on their particular tax situation.

Tax Shelter Reporting

Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.  Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted.  Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Tax Basis Information

The Fund (or its administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information and holding period for Fund shares purchased on or after January 1, 2012, and redeemed on or after that date. The Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, shareholder cost basis will be determined under the default method selected by the Fund. The cost basis method a shareholder elects (or the cost basis method applied by default) may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

Shareholders should consult their own tax advisers as to the state or local tax consequences of investing in the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Most of the portfolio transactions of the Fund will be the purchase or sale of securities of the Underlying Funds, which do not involve any commissions or other transaction fees.  The brokerage policies of the Underlying Funds are described below

Investment decisions for the Underlying Funds are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Underlying Funds). Some securities considered for investment by the Underlying Funds also may be appropriate for other clients served by the Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Underlying Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Underlying Fund and clients in a manner deemed fair and reasonable by the Adviser. The Adviser will generally execute transactions for the Underlying Funds on an aggregated basis when the Adviser believes that to do so will allow it to obtain best execution and to negotiate more favorable commission rates or other transaction costs that might have otherwise been paid had such orders been placed independently.  Aggregation, or “bunching,” describes a procedure whereby an investment adviser combines the orders of two or more clients into a single order for the purpose of obtaining better prices and lower execution costs.

Brokerage and Research Services

There is generally no stated commission in the case of securities traded on a principal basis in the over-the-counter markets, but the price paid by the Underlying Funds usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Underlying Funds includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Underlying Funds of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in non-U.S. securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. The purchase by the Underlying Funds of participations or assignments may be pursuant to privately negotiated transactions pursuant to which the Underlying Funds may be required to pay fees to the seller or forego a portion of payments in respect of the participation agreement.

The Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Underlying Funds through a substantial number of brokers and dealers. In so doing, the Adviser uses its best efforts to obtain for the Underlying Funds the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser, having in mind the Underlying Funds’ best interests, considers all factors it deems relevant, including, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions.

The Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Underlying Funds through multiple brokers and dealers. The Adviser will place trades for execution only with approved brokers or dealers. In effecting purchases and sales of portfolio securities for the accounts of the Underlying Funds, the Adviser will seek the best price and execution of the Underlying Funds’ orders. In doing so, the Underlying Funds may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. Although the Underlying Funds may use a broker-dealer that sells Underlying Fund shares to effect transactions for the Underlying Funds’ portfolios, the Underlying Funds will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research and brokerage products and services (together, “services”) from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser receives services from many broker-dealers with which the Adviser places the Underlying Funds’ portfolio transactions. These services, which in some cases also may be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and services related to the execution of securities transactions. The advisory fees paid by the Underlying Funds are not reduced because the Adviser receives such services even though the receipt of such services relieves the Adviser from expenses they might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Adviser to place the Underlying Funds’ portfolio transactions may be useful to the Adviser in providing services to the Adviser’s other clients, although not all of these services may be necessarily useful and of value to the Adviser in managing the Underlying Funds. Conversely, research and brokerage services provided to the Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Adviser may be useful to the Adviser in managing the Underlying Funds, although not all of these services may be necessarily useful and of value to the Adviser in managing such other clients.

In reliance on the “safe harbor” provided by Section 28(e) of the Exchange Act, the Adviser may cause the Underlying Funds to pay a broker-dealer which provides “brokerage and research services” (as defined for purposes of Section 28(e)) to the Adviser an amount of commission for effecting a securities transaction for the Underlying Funds in excess of the commission which another broker-dealer would have charged for effecting that transaction if the Adviser makes a good faith determination that the commissions are reasonable in relation to the value of brokerage and research services provided, viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to all discretionary accounts.

The Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser where, in the judgment of the Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser may receive and retain compensation for effecting portfolio transactions for the Underlying Funds on a securities exchange if the commissions paid to such an affiliated broker-dealer by the Underlying Funds on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”

Regular Broker Dealers.  The Fund is required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by the Fund as of the close of their most recent fiscal year and state the value of such holdings.  As of [          ], [      ], the Fund did not hold any securities of its regular brokers or dealers or their parent companies.

DESCRIPTION OF THE TRUST

The Trustees are responsible for the management and supervision of the Trust. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund or other series of the Trust with or without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of this SAI, the Trustees have authorized the series listed on Schedule A to the Declaration of Trust. Additional series may be added in the future. The Trustees also have authorized the issuance of two classes of shares for the Fund, designated as Class I and Class M. Additional classes of shares may be authorized in the future.

The shares of each class of the Fund represent an equal proportionate interest in the net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plan, if any. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that: (i) the distribution and service fees, if any, relating to each class will be borne exclusively by that class; and (ii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the IRS imposes with respect to the multiple- class structures. Similarly, the NAV per share may vary depending on which class of shares is purchased. No interest will be paid on uncashed dividend or redemption checks.

Unless otherwise required by the 1940 Act or the Declaration of Trust, the Trust has no intention of holding annual meetings of shareholders. Trust shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of a majority of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

In the event of liquidation, shareholders of each Class are entitled to share pro rata in the net assets of the applicable Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

The Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust. The Declaration of Trust further provides for indemnification out of the Fund’s property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Board will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust of the Trust provides for indemnification by the Trust of Trustees and officers of the Trust, however, such persons may not be indemnified against any liability to the Trust or the Trust’s shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Fund reserves the right to reject any purchase order application that conflicts with the Fund’s internal policies or the policies of any regulatory authority. The Fund does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at NAV in the Fund from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify the transfer agent of a different intent. A shareholder’s account is governed by the laws of the State of Delaware. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Shares of the Fund generally may be sold only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts or estates.

FINANCIAL STATEMENTS

As of the date of this SAI, the Fund had not commenced operations and thus does not have audited financial statements.

APPENDIX A

SECURITIES RATINGS

The rating of a rating service represents the service’s opinion as to the credit quality of the security being rated.  However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer.  Consequently, the Adviser believes that the quality of debt securities in which the Fund invests indirectly through the Underlying Funds should be continuously reviewed.  A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor.  When a security has received a rating from more than one service, each rating should be evaluated independently.  Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources, which they consider reliable.  Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings used by Moody’s and Standard & Poor’s.

Moody’s Ratings

Aaa—Bonds rated Aaa are judged to be the best quality.  They carry the smallest degree of investment risk and are generally referred to as “giltedge.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

Aa—Bonds rated Aa are judged to be high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa bonds.

A—Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa—Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba—Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B—Bonds rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds rated Caa are of poor standing.  Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

Ca—Bonds rated Ca represent obligations which are speculative in a high degree.  Such bonds are often in default or have other marked shortcomings.

Standard & Poor’s Ratings

AAA—Bonds rated AAA have the highest rating.  Capacity to pay principal and interest is extremely strong.

AA—Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

A—Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB—Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.

BB—B—CCC—CC—Bonds A-1—A-rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation.

BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation.  Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

Stone Ridge Asset Management LLC
Proxy Voting Policies and Procedures

_____________________________________________________________________________________

Background

The duty of care requires an adviser with proxy voting authority to monitor corporate events and to vote the proxies.”  Rule 206(4)-6 under the Advisers Act of 1940, as amended, (the “Advisers Act”) requires each registered investment adviser that exercises proxy voting authority with respect to client securities to:

●
Adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes client securities in the clients’ best interests.  Such policies and procedures must address the manner in which the adviser will resolve material conflicts of interest that can arise during the proxy voting process;

●	Disclose to clients how they may obtain information from the adviser about how the adviser voted with respect to their securities; and
●	Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures.

Stone Ridge Asset Management LLC ("Adviser") is a fiduciary that owes each of its client's duties of care and loyalty with respect to all services undertaken on the client's behalf, including proxy voting. When Adviser has been delegated proxy-voting authority for a client, the duty of care requires the Adviser to monitor corporate events and to vote the proxies.

Risks

In developing these policies and procedures, the Adviser considered numerous risks associated with the proxy voting process on behalf of its advisory clients (“Clients”).  This analysis includes risks such as:

●	Adviser lacks written proxy voting policies and procedures;

●	Proxies are not identified and processed in a timely manner;

●	Proxies are not voted in the Client’s best interests;

●	Conflicts of interest between Adviser and a Client are not identified or resolved appropriately; and

●	Proxy voting records, Client requests for proxy voting information, and Adviser’s responses to such requests, are not properly maintained.

Adviser has established the following proxy voting policies and procedures, and voting guidelines as an attempt to mitigate these risks.

Policies and Procedures

A.      Policy Statement

Proxies are assets of Adviser’s Clients that must be voted with diligence, care, and loyalty.  Adviser will vote each proxy in accordance with its fiduciary duty to its Clients.  Adviser will generally seek to vote proxies in a way that maximizes the value of Clients’ assets.  The Chief Operating Officer coordinates Adviser’s proxy voting process and is deemed as the Proxy Administrator.

To satisfy its duty of loyalty, the Adviser must place its Client's interests ahead of its own and must cast proxy votes in a manner consistent with the best interest of its Clients. The Adviser will vote all proxies presented in a timely manner.

The Proxy Voting Policies and Procedures are designed to complement the Adviser's investment policies and procedures regarding its general responsibility to monitor the performance and/or corporate events of    companies that are issuers of securities held in accounts managed by the Adviser. The Adviser's Proxy Voting Guidelines summarize the Adviser's position on a number of issues solicited by companies held by the Adviser's Clients. The policies are guidelines that provide a general indication on how the Adviser would vote but do not include all potential voting scenarios.

The Adviser's proxy voting procedures detail monitoring of voting, exception votes, and review of conflicts of interest and ensure that case-by-case votes are handled within the context of the overall guidelines (i.e. best interest of Client). The overriding goal is that all proxies for US and non-US companies that are received promptly will be voted in accordance with the Adviser's policies and guidelines. All shares in a company held by the Adviser-managed accounts will be voted alike.

B.      Conflicts of Interests

The Proxy Administrator will consider whether Adviser is subject to any material conflict of interest in connection with each proxy vote.  Employees must notify the Proxy Administrator if they are aware of any material conflict of interest associated with a proxy vote.  It is impossible to anticipate all material conflicts of interest that could arise in connection with proxy voting.  The following examples are meant to help Employees identify potential conflicts:

●	Adviser provides investment advice to a publicly traded company (an “Issuer”). Adviser receives a proxy solicitation from that Issuer, or from a competitor of that Issuer;

●	Adviser provides investment advice to an officer or director of an Issuer. Adviser receives a proxy solicitation from that Issuer, or from a competitor of that Issuer;

●
Adviser or an affiliate has a financial interest in the outcome of a proxy vote, such as when Adviser is asked to vote on a change in Rule 12b-1 distribution fees, investment management fee or similar compensations paid by a mutual fund to investment advisers and other participants associated with the Adviser’s business, including Adviser;

●	An issuer or some other third party offers Adviser or an employee of the adviser compensation in exchange for voting a proxy in a particular way;

●	An employee, or a member of an employee’s household, has a personal or business relationship with an Issuer. Adviser receives a proxy solicitation from that Issuer; and

●	Adviser or its Employees have a short position in an issuer, but Adviser’s Clients have a long position in the same Issuer. Adviser receives a proxy solicitation from the Issuer.

Any attempt to influence the proxy voting process by issuers or others not identified in these policies and procedures should be promptly reported to the Adviser’s CCO (“CCO”).  Similarly, any Client’s attempt to influence proxy voting with respect to other Clients’ securities should be promptly reported to the CCO.

Adviser detects a material conflict of interest in connection with a proxy solicitation, the Adviser will abide by the following procedures:

●
The Proxy Administrator will convene the Proxy Voting Committee (the “Committee”), which is comprised of the respective Portfolio Manager to the Client, the CCO, and the Adviser’s Chief Operating Officer (“COO”).  The CCO serves as the Committee’s chairperson.

●
The Proxy Administrator will describe the proxy vote under consideration and identify the perceived conflict of interest.  The Proxy Administrator will also propose the course of action that the Proxy Administrator believes is in Adviser’s Clients’ best interests.  The Proxy Administrator will tell the Committee why the Proxy Administrator believes that this course of action is most appropriate.

●	The Committee members will review any documentation associated with the proxy vote and evaluate the Proxy Administrator’s proposal. The Committee members may wish to consider, among other things:

○	A vote’s likely short-term and long-term impact on the Issuer;

○	Whether the Issuer has responded to the subject of the proxy vote in some other manner;

○	Whether the issues raised by the proxy vote would be better handled by some other action by the government or the Issuer;

○	Whether implementation of the proxy proposal appears likely to achieve the proposal’s stated objectives; and

○	Whether the Proxy Administrator’s proposal appears consistent with Clients’ best interests.

●
After taking a reasonable amount of time to consider the Proxy Administrator’s proposal, each of the Committee members will make a recommendation regarding the proxy vote.  The Proxy Administrator will record each member’s recommendation, and will then vote the proxy according the recommendations of a majority of the Committee’s members. <OR> If the Committee is unable to reach a unanimous decision regarding the proxy vote, Adviser will, at its own expense, engage an outside proxy voting service or consultant to make a recommendation.  The Proxy Administrator will retain documentation of the proxy voting service or consultant’s recommendation and will vote Clients’ proxies in accordance with that recommendation.

C.      Securities on Loan

Clients of the Adviser that are registered investment companies (“Funds”) may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Directors/Trustees.   Voting rights on the loaned securities may pass to the borrower.  However, the Funds may require, as disclosed in their respective Prospectus that if a material event adversely affecting the investment occurs, the Fund must recall the loaned security in order to vote the shares on a material proxy issue. In such instances, the Funds will rely on the Adviser to identify what is deemed to be a material event adversely affecting the investment.  The Adviser shall vote the securities in accordance with these proxy voting policies and guidelines.

D.      Foreign Securities

Adviser will not neglect its proxy voting responsibilities, but the Adviser may abstain from voting if it deems that abstaining is in its Clients’ best interests.  Proxy voting in certain countries involves “share blocking,” which limits Adviser’s ability to sell the affected security during a blocking period that can last for several weeks.  Adviser believes that the potential consequences of being unable to sell a security usually outweigh the benefits of participating in a proxy vote, so Adviser generally abstains from voting when share blocking is required.  The Proxy Administrator will prepare and maintain memoranda describing the rationale for any instance in which Adviser does not vote a Client’s proxy.

E.      Books and Records

The Proxy Administrator is required to retain the following records for each proxy vote solicitation received:

●	A copy of the proxy statement received (unless the proxy statement is available from the SEC's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system);

●	A record of the vote cast; and

●	Prepares Form N-PX for filing on behalf of the Fund.

The Proxy Administrator shall ensure that for those votes that may require additional documentation (i.e. conflicts of interest, exception votes and (case-by-case votes) the following records are maintained:

●	A record memorializing the basis for each referral vote cast;

●	A copy of any document created by Adviser that was material in making the decision on how to vote the subject proxy; and

●
A copy of any conflict notice, conflict consent or any other written communication (including emails or other electronic communications) to or from the Client (or in the case of Fund, the Fund’s Board) regarding the subject proxy vote cast by, or the vote recommendation of, the Adviser.

The Proxy Administrator will develop a process to obtain and retain the following information in connection with each proxy vote or at least the information that is required by the Adviser to accurately complete Form N-PX for the Funds:

●	The Issuer’s name;
●	The security’s ticker symbol or CUSIP, as applicable;
●	The shareholder meeting date;
●	The number of shares that Adviser voted;
●	A brief identification of the matter voted on;
●	Whether the matter was proposed by the Issuer or a security-holder;
●	Whether Adviser cast a vote;
●	How Adviser cast its vote (for the proposal, against the proposal, or abstain); and
●	Whether Adviser cast its vote with or against management.

If Adviser votes the same proxy in two directions, the Proxy Administrator will maintain documentation describing the reasons for each vote (e.g., Adviser believes that voting with management is in Clients’ best interests, but Client X gave specific instructions to vote against management).

PART C.  OTHER INFORMATION

Item 28.                      Exhibits

(a)	(1)
Certificate of Trust of the Registrant, dated as of September 28, 2012 incorporated by reference to exhibits filed with the Registrant’s initial Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission (“SEC”) via EDGAR on October 18, 2012 (the “Initial Registration Statement”).

	(2)
Certificate of Amendment to the Certificate of Trust, dated as of November 14, 2012 incorporated by reference to exhibits filed with the Registrant’s first pre-effective amendment to its initial Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 7, 2012 (the “First Pre-Effective Amendment”).

	(3)	Agreement and Declaration of Trust of the Registrant, dated as of September 28, 2012 incorporated by reference to exhibits filed with the Initial Registration Statement.
	(4)	Amended and Restated Agreement and Declaration of Trust of the Registrant, dated as of November 16, 2012 incorporated by reference to exhibits filed with the First Pre-Effective Amendment.
(b)		Bylaws of the Registrant incorporated by reference to exhibits filed with the First Pre-Effective Amendment.
(c)		Not applicable.
(d)	(1)
First Amended and Restated Investment Management Agreement between Stone Ridge Asset Management LLC (“Stone Ridge”) and each of Stone Ridge Reinsurance Risk Premium Fund (the “Reinsurance Fund”) and  Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Reinsurance Fund” and, together with the Reinsurance Fund, the “Reinsurance Funds”) dated January 31, 2013 incorporated by reference to exhibits filed with the Registrant’s first post-effective amendment to its initial Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 1, 2013 (the “First Post-Effective Amendment”).

	(2)
Form of Investment Management Agreement between Stone Ridge and each of Stone Ridge U.S. Variance Risk Premium Fund (the “U.S. Variance Fund”) and Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap Variance Fund” and, together with the U.S. Variance Fund, the “Variance Funds”) incorporated by reference to exhibits filed with the First Post-Effective Amendment.

	(3)	Form of Investment Management Agreement between Stone Ridge and Stone Ridge U.S. Master Variance Risk Premium Fund (the “U.S. Master Variance Risk Premium Fund”) to be filed by amendment.
(e)	(1)
Distribution Agreement between the Registrant and Quasar Distributors, LLC (the “Distributor”) incorporated by reference to exhibits filed with the Registrant’s second pre-effective amendment to its initial Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 15, 2013 (the “Second Pre-Effective Amendment”).
	(2)	Form of Amended Exhibit A to the Distribution Agreement between the Registrant and the Distributor filed to be filed by amendment.
(f)		Not applicable.
(g)		Form of Custody Agreement incorporated by reference to exhibits filed with the First Pre-Effective Amendment.
(h)	(1)	Form of Fund Administration Servicing Agreement incorporated by reference to exhibits filed with the First Pre-Effective Amendment.
	(2)	Form of Transfer Agent Servicing Agreement incorporated by reference to exhibits filed with the First Pre-Effective Amendment.
	(3)	Form of Fund Accounting Servicing Agreement incorporated by reference to exhibits filed with the First Pre-Effective Amendment.
	(4)	Form of Expense Limitation Agreement between the Reinsurance Funds and Stone Ridge incorporated by reference to exhibits filed with the First Pre-Effective Amendment.
	(5)	Form of Expense Limitation Agreement between the Variance Funds and Stone Ridge to be filed by amendment.
(i)		Opinion and consent of counsel to be filed by amendment.
(j)		Consent of Independent Registered Public Accounting Firm to be filed by amendment.
(k)		Not applicable.
(l)		Subscription Agreement for Seed Capital incorporated by reference to exhibits filed with the Second Pre-Effective Amendment.
(m)	(1)	Form of Class I Rule 12b-1 Plan of the Reinsurance Funds and the U.S. Variance Fund incorporated by reference to exhibits filed with the First Pre-Effective Amendment.
	(2)	Form of Amended Appendix A to the Class I Rule 12b-1 Plan to be filed by amendment.
	(3)	Amended and Restated Class M Rule 12b-1 Plan of the Reinsurance Funds and the U.S Variance Fund incorporated by reference to exhibits filed with the First Post-Effective Amendment.
	(4)	Form of Amended Appendix A to the Amended and Restated Class M Rule 12b-1 Plan to be filed by amendment.
(n)	(1)	Form of Rule 18f-3 Plan of the Reinsurance Funds and the U.S Variance Fund incorporated by reference to exhibits filed with the First Pre-Effective Amendment.
	(2)	Form of Amended Appendix A to Rule 18f-3 Plan to be filed by amendment.
(o)		Reserved.

(p)	(1)	Code of Ethics of Stone Ridge Trust incorporated by reference to exhibits filed with the First Pre-Effective Amendment.
	(2)	Code of Ethics of Stone Ridge incorporated by reference to exhibits filed with the First Pre-Effective Amendment.
	(3)	Code of Ethics of the Distributor incorporated by reference to exhibits filed with the First Pre-Effective Amendment.
(q)		Power of Attorney of Stone Ridge Trust incorporated by reference to exhibits filed with the First Pre-Effective Amendment.

Item 29.                      Persons Controlled by or under Common Control with Registrant

None.

Item 30.                      Indemnification

The Registrant's Amended and Restated Agreement and Declaration of Trust, incorporated hereto by reference, contains provisions limiting the liability, and providing for indemnification, of the Trustees, officers, employees and other “Covered Persons” (including their respective heirs, assigns, successors or other legal representatives) to the fullest extent permitted by law, including advancement of payments of all expenses incurred in connection with the preparation and presentation of any defense (subject to repayment obligations in certain circumstances).

The Registrant’s Distribution Agreement, incorporated hereto by reference, contains provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances.

Further, the Reinsurance Funds’ First Amended and Restated Investment Management Agreement with Stone Ridge and the Form of the Variance Funds’ Investment Management Agreement, each incorporated hereto by reference, and the U.S. Master Variance Risk Premium Fund’s Investment Management Agreement, to be filed by amendment, contain provisions limiting the liability, and providing for indemnification, of Stone Ridge and its personnel under certain circumstances.

Registrant's Trustees and officers are expected to be insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 30, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.                      Business and Other Connections of Investment Adviser

Stone Ridge is a Delaware limited liability company that offers investment management services and is a registered investment adviser.  Stone Ridge is the investment adviser to the Reinsurance Funds, the Variance Funds and the U.S. Variance Risk Premium Fund.  Stone Ridge’s offices are located at 405 Lexington Avenue, 55th Floor, New York, NY 10174.  Information as to the officers and directors of Stone Ridge is included in its current Form ADV (File No. 801-77228) filed with the SEC.

Item 32.                      Principal Underwriter

(a)           Quasar Distributors, LLC, the Registrant’s underwriter, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act):

Academy Funds Trust	Jacob Funds, Inc.
Advisors Series Trust	Jacob Funds II
Aegis Funds	Jensen Portfolio, Inc.
Aegis Value Fund, Inc.	Keystone Mutual Funds
Allied Asset Advisors Funds	Kirr Marbach Partners Funds, Inc.
Alpine Equity Trust	Litman Gregory Funds Trust
Alpine Income Trust	LKCM Funds
Alpine Series Trust	LoCorr Investment Trust
Artio Global Investment Funds	Lord Asset Management Trust
Artio Select Opportunities Fund, Inc.	MainGate Trust
Barrett Opportunity Fund, Inc.	Managed Portfolio Series
Brandes Investment Trust	Matrix Advisors Value Fund, Inc.
Brandywine Blue Fund, Inc.	Merger Fund
Brandywine Fund, Inc.	Monetta Fund, Inc.
Bridges Investment Fund, Inc.	Monetta Trust
Brookfield Investment Funds	Nicholas Family of Funds, Inc.
Brown Advisory Funds	Permanent Portfolio Family of Funds, Inc.
Buffalo Funds	Perritt Funds, Inc.
Country Mutual Funds Trust	Perritt Microcap Opportunities Fund, Inc.
Cushing Funds Trust	PRIMECAP Odyssey Funds
DoubleLine Funds Trust	Professionally Managed Portfolios
Empiric Funds, Inc.	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Purisima Funds
FactorShares Trust	Rainier Investment Management Mutual Funds
First American Funds, Inc.	RBC Funds Trust
First American Investment Funds, Inc.	SCS Financial Funds
First American Strategy Funds, Inc.	Stone Ridge Trust

Glenmede Fund, Inc.	Thompson IM Funds, Inc.
Glenmede Portfolios	TIFF Investment Program, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers
Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	USFS Funds Trust
Hennessy Funds Trust	Wall Street EWM Funds Trust
Hennessy Funds, Inc.	Wall Street Fund, Inc.
Hennessy Mutual Funds, Inc.	Wexford Trust/PA
Hennessy SPARX Funds Trust	Wisconsin Capital Funds, Inc.
Hotchkis & Wiley Funds	WY Funds
Intrepid Capital Management Funds Trust	YCG Funds
IronBridge Funds, Inc.

           (b)  To the best of the Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)           The following table sets forth the commissions and other compensation received, directly or indirectly, from the Funds during the last fiscal year by the principal underwriter who is not an affiliated person of the Funds.

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commission	(3) Compensation on Redemption and Repurchases	(4) Brokerage Commissions	(5) Other Compensation
Quasar Distributors, LLC	None	None	None	None

Item 33.                      Location of Accounts and Records

All accounts, books and other documents required by Rule 31(a) under the 1940 Act are maintained at the offices, as applicable of: (1) the Registrant, (2) Stone Ridge, (3) the Registrant’s custodian, and (4) the Registrant’s administrator.

1.	Stone Ridge Trust 405 Lexington Avenue, 55th Floor New York, NY 10174

2.	Stone Ridge Asset Management LLC 405 Lexington Avenue, 55th Floor New York, NY 10174

3.	US Bank, N.A. 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212

4.	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Item 34.                      Management Services

Not applicable.

Item 35.                      Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post Effective Amendment to the Registration Statement of Stone Ridge Trust (related to Stone Ridge U.S. Master Variance Risk Premium Fund) to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 4th day of March, 2013.

STONE RIDGE TRUST

By: /s/ Jane Korach
Jane Korach, Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
____________________________* Ross Stevens	Trustee, President (Principal Executive Officer)	March 4, 2013
____________________________* Patrick Kelly	Treasurer (Principal Financial Officer)	March 4, 2013
____________________________* Jason Thomas	Trustee, Lead Independent Trustee	March 4, 2013
____________________________* Daniel Charney	Trustee	March 4, 2013
____________________________* Jason Ekberg	Trustee	March 4, 2013

* Power of Attorney

By: /s/ Jane Korach
Attorney in Fact